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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

               QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
			MANAGEMENT INVESTMENT COMPANY

Investment Company Act file
number                              811-08257
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                          GE INSTITUTIONAL FUNDS
------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


              3001, SUMMER STREET,STAMFORD, CONNECTICUT, 06905
-------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


GE ASSET MANAGEMENT, INC.,3001, SUMMER STREET,STAMFORD,CONNECTICUT, 06905
------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant"s telephone number, including area code: 800-242-0134
                                            ----------------------------


Date of fiscal year end: 09/30
                        ---------------------------

Date of reporting period: :  12/31/07
                          -------------------------


ITEM 1. SCHEDULE OF INVESTMENTS

GE INSTITUTIONAL U.S. EQUITY

SCHEDULE OF INVESTMENTS -
DECEMBER 31, 2007 (UNAUDITED)

                                                                  NUMBER OF SHARES                             VALUE
-----------------------------------------------------------------------------------------------------------------------------
COMMON STOCK - 95.8%
-----------------------------------------------------------------------------------------------------------------------------

CONSUMER DISCRETIONARY - 8.5%
Bed Bath & Beyond, Inc.                                                    183,106                        $     5,381,485 (a,h)
Cablevision Systems Corp.                                                   29,944                                733,628 (a)
Carnival Corp.                                                              99,141                              4,410,783
Comcast Corp. (Class A)                                                    480,274                              8,702,565 (a,h)
General Motors Corp.                                                        27,664                                688,557
Kohl's Corp.                                                                25,745                              1,179,121 (a)
Koninklijke Philips Electronics N.V. ADR                                    53,328                              2,279,772
Liberty Global, Inc. (Series C)                                             50,825                              1,859,687 (a)
Liberty Media Holding Corp - Capital (Series A)                             26,850                              3,127,757 (a)
Lowe's Companies, Inc.                                                     168,701                              3,816,016
News Corp. (Class A)                                                       123,867                              2,538,035
Omnicom Group, Inc.                                                        213,995                             10,171,182
Staples, Inc.                                                               55,686                              1,284,676
Target Corp.                                                                18,210                                910,500
The Cheesecake Factory                                                      31,724                                752,176 (a)
Time Warner, Inc.                                                          254,753                              4,205,972
                                                                                                               52,041,912

CONSUMER STAPLES - 11.7%
Alberto-Culver Co.                                                          65,953                              1,618,486
Clorox Co.                                                                  62,883                              4,098,085
Colgate-Palmolive Co.                                                       83,064                              6,475,669
Diageo PLC ADR                                                              13,212                              1,133,986
General Mills, Inc.                                                        104,528                              5,958,096
Kimberly-Clark Corp.                                                       111,583                              7,737,165
McCormick & Company, Inc.                                                   80,035                              3,034,127
Nestle S.A. ADR                                                             17,754                              2,032,833
PepsiCo, Inc.                                                              199,872                             15,170,285
Procter & Gamble Co.                                                       252,845                             18,563,880 (h)
Sara Lee Corp.                                                              62,882                              1,009,885
The Coca-Cola Co.                                                           14,864                                912,204
The Estee Lauder Companies Inc. (Class A)                                   30,939                              1,349,250
Wal-Mart Stores, Inc.                                                       61,933                              2,943,676
                                                                                                               72,037,627

ENERGY - 10.6%
Apache Corp.                                                                18,993                              2,042,507
Devon Energy Corp.                                                          39,731                              3,532,483
EOG Resources, Inc.                                                         26,795                              2,391,454
Exxon Mobil Corp.                                                          223,243                             20,915,637 (h)
Halliburton Co.                                                            158,125                              5,994,519
Hess Corp.                                                                  68,968                              6,956,112
Marathon Oil Corp.                                                          13,624                                829,156
Nabors Industries Ltd.                                                      34,934                                956,842 (a)
Schlumberger Ltd.                                                          100,889                              9,924,451
Suncor Energy, Inc.                                                          9,401                              1,022,171
Transocean, Inc.                                                            75,612                             10,823,858
                                                                                                               65,389,190

FINANCIALS - 12.4%
ACE Ltd.                                                                    43,434                              2,683,352
Allstate Corp.                                                              47,895                              2,501,556
American International Group, Inc.                                         322,644                             18,810,145 (h)
AON Corp.                                                                   49,547                              2,362,896
Bank of New York Mellon Corp.                                               67,714                              3,301,734
Berkshire Hathaway, Inc. (Class B)                                             113                                535,168 (a)
BlackRock Inc. (Class A)                                                     6,606                              1,432,181
CB Richard Ellis Group, Inc. (Class A)                                     121,470                              2,617,679 (a)
Chubb Corp.                                                                 49,547                              2,704,275
Citigroup, Inc.                                                            221,942                              6,533,972
Federal Home Loan Mortgage Corp.                                           100,232                              3,414,904
Federal National Mortgage Assoc.                                            51,938                              2,076,481
Goldman Sachs Group, Inc.                                                    7,630                              1,640,832
Hartford Financial Services Group, Inc.                                     15,143                              1,320,318
HCC Insurance Holdings, Inc.                                                34,112                                978,332
JP Morgan Chase & Co.                                                       24,993                              1,090,944
Metlife, Inc.                                                              108,063                              6,658,842
State Street Corp.                                                         152,792                             12,406,710 (e)
SunTrust Banks, Inc.                                                        47,402                              2,962,151
US Bancorp                                                                  19,961                                633,562
                                                                                                               76,666,034

HEALTHCARE - 13.2%
Abbott Laboratories                                                        109,969                              6,174,759
Aetna, Inc.                                                                 89,446                              5,163,717 (h)
Amgen, Inc.                                                                271,862                             12,625,271 (a,h)
Baxter International, Inc.                                                  69,673                              4,044,517
Boston Scientific Corp.                                                     77,878                                905,721 (a)
Bristol-Myers Squibb Co.                                                    77,355                              2,051,455
Covidien Ltd.                                                               55,045                              2,437,943
DaVita, Inc.                                                                35,921                              2,024,148 (a)
Genentech Inc.                                                              22,461                              1,506,459 (a)
Gilead Sciences, Inc.                                                       64,300                              2,958,443 (a)
GlaxoSmithKline PLC ADR                                                     28,896                              1,456,069
Johnson & Johnson                                                           28,489                              1,900,216
Lincare Holdings Inc.                                                        9,888                                347,662 (a)
McKesson Corp.                                                              38,399                              2,515,519
Medco Health Solutions, Inc.                                                 6,987                                708,482 (a)
Medtronic Inc.                                                              91,880                              4,618,808
Merck & Company, Inc.                                                       40,199                              2,335,964
Novartis AG ADR                                                              9,496                                515,728
Resmed, Inc.                                                                62,751                              3,296,310 (a)
Thermo Electron Corp.                                                       15,277                                881,177 (a)
UnitedHealth Group, Inc.                                                   221,334                             12,881,639
Wyeth                                                                      225,903                              9,982,653
                                                                                                               81,332,660

INDUSTRIALS - 8.0%
ABB Ltd. ADR                                                                66,062                              1,902,586 (h)
CAE, Inc.                                                                  259,014                              3,493,061
Cooper Industries Ltd.                                                      49,906                              2,639,029
Deere & Co.                                                                 30,554                              2,845,188
Dover Corp.                                                                114,969                              5,298,921
Eaton Corp.                                                                 12,477                              1,209,645
Emerson Electric Co.                                                        55,525                              3,146,047
General Dynamics Corp.                                                      52,090                              4,635,489
Hexcel Corp.                                                                60,289                              1,463,817 (a)
ITT Corp.                                                                   21,958                              1,450,106
Monster Worldwide, Inc.                                                     11,869                                384,556 (a)
Northrop Grumman Corp.                                                       4,991                                392,492
Rockwell Collins, Inc.                                                       6,606                                475,434
Textron Inc.                                                               118,571                              8,454,112
3M Co.                                                                      38,399                              3,237,804
United Technologies Corp.                                                  107,656                              8,239,990
                                                                                                               49,268,277

INFORMATION TECHNOLOGY - 22.5%
Affiliated Computer Services, Inc. (Class A)                                34,934                              1,575,523 (a)
Alibaba.com Ltd.                                                            41,527                                149,920 (a,b)
Analog Devices, Inc.                                                        68,127                              2,159,626
Automatic Data Processing, Inc.                                             62,521                              2,784,060
Cisco Systems, Inc.                                                        588,715                             15,936,515 (a,h)
Corning Incorporated                                                       133,359                              3,199,282
Dell, Inc.                                                                  18,580                                455,396 (a)
EMC Corp.                                                                   23,955                                443,886 (a)
Fidelity National Information Services, Inc.                                67,034                              2,787,944
Hewlett-Packard Co.                                                        134,339                              6,781,433
Intel Corp.                                                                453,479                             12,089,750 (h)
International Business Machines Corp.                                       50,605                              5,470,401
Intuit Inc.                                                                125,043                              3,952,609 (a)
Lam Research Corp.                                                          20,960                                906,101 (a)
Maxim Integrated Products, Inc.                                            100,366                              2,657,692
Microchip Technology Inc.                                                   91,523                              2,875,653
Microsoft Corp.                                                            555,582                             19,778,719 (h)
Molex, Inc. (Class A)                                                      108,966                              2,862,537
National Semiconductor Corp.                                                75,972                              1,720,006
Oracle Corp.                                                               539,541                             12,182,836 (a)
Paychex, Inc.                                                              159,487                              5,776,619
QUALCOMM, Inc.                                                             251,928                              9,913,367
Research In Motion Ltd.                                                     22,800                              2,585,520 (a)
Salesforce.com, Inc.                                                        10,392                                651,474 (a)
Taiwan Semiconductor Manufacturing Company Ltd. ADR                        144,511                              1,439,326
Texas Instruments Incorporated                                              74,733                              2,496,082
Western Union Co.                                                          443,219                             10,761,357
Yahoo! Inc.                                                                191,114                              4,445,311 (a)
                                                                                                              138,838,945

MATERIALS - 3.7%
Alcoa, Inc.                                                                 33,031                              1,207,283
Allegheny Technologies Incorporated                                         34,975                              3,021,840
Barrick Gold Corp.                                                         136,646                              5,745,964
Freeport-McMoRan Copper & Gold Inc. (Class B)                               26,794                              2,744,777
Monsanto Co.                                                                54,985                              6,141,275
PAN American Silver Corp.                                                   29,944                              1,045,944 (a)
Praxair, Inc.                                                               34,108                              3,025,721
                                                                                                               22,932,804

TELECOMMUNICATION SERVICES - 2.4%
AT&T, Inc.                                                                  24,773                              1,029,566
NII Holdings Inc. (Class B)                                                143,644                              6,940,878 (a)
Sprint Nextel Corp. (Series 1)                                               9,982                                131,064
Verizon Communications Inc.                                                134,859                              5,891,990
Vodafone Group, PLC ADR                                                     28,076                              1,047,796
                                                                                                               15,041,294

UTILITIES - 2.8%
American Electric Power Company, Inc.                                       18,167                                845,855
Constellation Energy Group, Inc.                                            24,953                              2,558,431
Dominion Resources, Inc.                                                   134,501                              6,382,072
Edison International                                                        33,031                              1,762,864
Entergy Corp.                                                               20,645                              2,467,490
FPL Group, Inc.                                                             27,030                              1,832,093
PG&E Corp.                                                                  26,247                              1,130,983
                                                                                                               16,979,788

TOTAL COMMON STOCK
  (COST $540,507,007)                                                                                         590,528,531

-----------------------------------------------------------------------------------------------------------------------------
EXCHANGE TRADED FUNDS - 2.9%
-----------------------------------------------------------------------------------------------------------------------------

Financial Select Sector SPDR Fund                                          118,112                              3,416,980 (n)
Industrial Select Sector SPDR Fund                                         364,115                             14,258,743 (n)

TOTAL EXCHANGE TRADED FUNDS
  (COST $15,044,248)                                                                                           17,675,723

TOTAL INVESTMENTS IN SECURITIES
  (COST $555,551,255)                                                                                         608,204,254

-----------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 1.2%
-----------------------------------------------------------------------------------------------------------------------------

GEI Short Term Investment Fund
  4.96%
  (COST $7,396,001)                                                      7,396,001                              7,396,001 (d,l)

TOTAL INVESTMENTS                                                                                             615,600,255
  (COST $562,947,256)

OTHER ASSETS AND LIABILITIES, NET - 0.1%                                                                          577,419
                                                                                                          ---------------
NET ASSETS  - 100.0%                                                                                      $   616,177,674
                                                                                                          ===============

-----------------------------------------------------------------------------------------------------------------------------
OTHER INFORMATION
-----------------------------------------------------------------------------------------------------------------------------

The GE Institutional U.S. Equity had the following Short futures contracts open at December 31, 2007 (unaudited):

                                                                     NUMBER OF               CURRENT            UNREALIZED
DESCRIPTION                                      EXPIRATION DATE     CONTRACTS        NOTIONAL VALUE          DEPRECIATION
---------------------------------------------------------------------------------------------------------------------------
S&P 500 Index Futures                               March 2008           2             $  (738,600)       $         9,275


GE INSTITUTIONAL S&P 500 INDEX

SCHEDULE OF INVESTMENTS -
DECEMBER 31, 2007 (UNAUDITED)

                                                                     NUMBER OF SHARES                           VALUE
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCK - 98.1%
------------------------------------------------------------------------------------------------------------------------------------

CONSUMER DISCRETIONARY - 8.3%
Abercrombie & Fitch Co. (Class A)                                               1,000                      $      79,970
Amazon.Com, Inc.                                                                3,500                            324,240 (a)
Apollo Group, Inc. (Class A)                                                    1,600                            112,240 (a)
Autonation, Inc.                                                                1,468                             22,989 (a)
Autozone, Inc.                                                                    500                             59,955 (a)
Bed Bath & Beyond, Inc.                                                         3,000                             88,170 (a)
Best Buy Company, Inc.                                                          4,050                            213,232
Big Lots, Inc.                                                                  1,100                             17,589 (a)
Black & Decker Corp.                                                              700                             48,755
Brunswick Corp.                                                                   900                             15,345
Carnival Corp.                                                                  5,000                            222,450
CBS Corp.                                                                       7,750                            211,188
Centex Corp.                                                                    1,300                             32,838
Circuit City Stores, Inc.                                                       2,200                              9,240
Clear Channel Communications, Inc.                                              5,600                            193,312
Coach, Inc.                                                                     4,300                            131,494 (a)
Comcast Corp. (Class A)                                                        34,488                            629,751 (a)
D.R. Horton, Inc.                                                               3,000                             39,510
Darden Restaurants, Inc.                                                        1,550                             42,950
Dillard's, Inc. (Class A)                                                         700                             13,146
DIRECTV Group, Inc.                                                             8,300                            191,896 (a)
Eastman Kodak Co.                                                               3,100                             67,797
Expedia, Inc.                                                                   2,500                             79,050 (a)
Family Dollar Stores, Inc.                                                      1,500                             28,845
Ford Motor Co.                                                                 24,577                            165,403 (a)
Fortune Brands, Inc.                                                            1,700                            123,012
GameStop Corp. (Class A)                                                        1,700                            105,587 (a)
Gannett Company, Inc.                                                           2,700                            105,300
General Motors Corp.                                                            6,412                            159,595
Genuine Parts Co.                                                               1,900                             87,970
Goodyear Tire & Rubber Co.                                                      2,600                             73,372 (a)
H&R Block, Inc.                                                                 3,800                             70,566
Harley-Davidson, Inc.                                                           2,800                            130,788
Harman International Industries Inc.                                              700                             51,597
Harrah's Entertainment, Inc.                                                    2,100                            186,375
Hasbro, Inc.                                                                    1,750                             44,765
Home Depot, Inc.                                                               19,200                            517,248
IAC/InterActiveCorp.                                                            2,200                             59,224 (a)
International Game Technology                                                   3,500                            153,755
Interpublic Group of Companies, Inc.                                            5,000                             40,550 (a)
J.C. Penney Company, Inc.                                                       2,500                            109,975
Johnson Controls, Inc.                                                          6,800                            245,072
Jones Apparel Group, Inc.                                                       1,100                             17,589
KB Home                                                                           900                             19,440
Kohl's Corp.                                                                    3,500                            160,300 (a)
Leggett & Platt, Incorporated                                                   1,900                             33,136
Lennar Corp. (Class A)                                                          1,500                             26,835
Limited Brands, Inc.                                                            3,626                             68,640
Liz Claiborne Inc.                                                              1,200                             24,420
Lowe's Companies, Inc.                                                         16,300                            368,706
Macy's, Inc.                                                                    4,882                            126,297
Marriott International Inc. (Class A)                                           3,600                            123,048
Mattel, Inc.                                                                    4,300                             81,872
McDonald's Corp.                                                               13,289                            782,855
McGraw-Hill Companies Inc.                                                      3,800                            166,478
Meredith Corp.                                                                    400                             21,992
New York Times Co. (Class A)                                                    1,600                             28,048
Newell Rubbermaid Inc.                                                          3,015                             78,028
News Corp. (Class A)                                                           26,300                            538,887
Nike Inc. (Class B)                                                             4,400                            282,656
Nordstrom, Inc.                                                                 2,000                             73,460
Office Depot, Inc.                                                              3,000                             41,730 (a)
OfficeMax, Inc.                                                                   800                             16,528
Omnicom Group, Inc.                                                             3,600                            171,108
Polo Ralph Lauren Corp. (Class A)                                                 700                             43,253
Pulte Homes, Inc.                                                               2,400                             25,296
RadioShack Corp.                                                                1,500                             25,290
Sears Holdings Corp.                                                              829                             84,599 (a)
Snap-On Incorporated                                                              700                             33,768
Staples, Inc.                                                                   7,850                            181,100
Starbucks Corp.                                                                 8,400                            171,948 (a)
Starwood Hotels & Resorts Worldwide, Inc.                                       2,200                             96,866
Target Corp.                                                                    9,300                            465,000
The E.W. Scripps Co. (Class A)                                                  1,000                             45,010
The Gap, Inc.                                                                   5,062                            107,719
The Sherwin-Williams Co.                                                        1,200                             69,648
The Stanley Works                                                                 900                             43,632
The Walt Disney Co.                                                            21,300                            687,564
Tiffany & Co.                                                                   1,500                             69,045
Time Warner, Inc.                                                              40,550                            669,480 (h)
TJX Companies, Inc.                                                             5,000                            143,650
VF Corp.                                                                        1,000                             68,660
Viacom Inc. (Class B)                                                           7,350                            322,812 (a)
Washington Post Co. (Class B)                                                      60                             47,486
Wendy's International, Inc.                                                     1,000                             25,840
Whirlpool Corp.                                                                   871                             71,100
Wyndham Worldwide Corp.                                                         2,027                             47,756
Yum! Brands, Inc.                                                               5,600                            214,312
                                                                                                              12,318,993

CONSUMER STAPLES - 10.0%
Altria Group, Inc.                                                             23,700                          1,791,246 (h)
Anheuser-Busch Companies, Inc.                                                  8,200                            429,188
Archer-Daniels-Midland Co.                                                      7,308                            339,310
Avon Products, Inc.                                                             4,900                            193,697
Brown-Forman Corp. (Class B)                                                    1,000                             74,110
Campbell Soup Co.                                                               2,600                             92,898
Clorox Co.                                                                      1,600                            104,272
Coca-Cola Enterprises, Inc.                                                     3,100                             80,693
Colgate-Palmolive Co.                                                           5,800                            452,168
ConAgra Foods, Inc.                                                             5,600                            133,224
Constellation Brands, Inc. (Class A)                                            2,200                             52,008 (a)
Costco Wholesale Corp.                                                          4,800                            334,848
CVS Corp.                                                                      16,581                            659,095
Dean Foods Co.                                                                  1,500                             38,790
General Mills, Inc.                                                             3,900                            222,300
HJ Heinz Co.                                                                    3,500                            163,380
Kellogg Co.                                                                     3,000                            157,290
Kimberly-Clark Corp.                                                            4,800                            332,832
Kraft Foods, Inc. (Class A)                                                    17,362                            566,522
McCormick & Company, Inc.                                                       1,400                             53,074
Molson Coors Brewing Co. (Class B)                                              1,500                             77,430
Pepsi Bottling Group, Inc.                                                      1,500                             59,190
PepsiCo, Inc.                                                                  18,110                          1,374,549
Procter & Gamble Co.                                                           34,995                          2,569,333
Reynolds American Inc.                                                          1,900                            125,324
Safeway Inc.                                                                    4,900                            167,629
Sara Lee Corp.                                                                  8,406                            135,000
Supervalu Inc.                                                                  2,389                             89,635
Sysco Corp.                                                                     6,900                            215,349
The Coca-Cola Co.                                                              22,300                          1,368,551 (h)
The Estee Lauder Companies Inc. (Class A)                                       1,300                             56,693
The Hershey Co.                                                                 1,900                             74,860
The Kroger Co.                                                                  7,500                            200,325
Tyson Foods, Inc. (Class A)                                                     3,300                             50,589
UST Inc.                                                                        1,800                             98,640
Walgreen Co.                                                                   11,200                            426,496
Wal-Mart Stores, Inc.                                                          26,600                          1,264,298
Whole Foods Market, Inc.                                                        1,600                             65,280
WM Wrigley Jr. Co.                                                              2,400                            140,520
                                                                                                              14,830,636

ENERGY - 12.6%
Anadarko Petroleum Corp.                                                        5,274                            346,449
Apache Corp.                                                                    3,712                            399,188
Baker Hughes Incorporated                                                       3,570                            289,527
BJ Services Co.                                                                 3,200                             77,632
Chesapeake Energy Corp.                                                         5,100                            199,920
Chevron Corp.                                                                  23,714                          2,213,228
ConocoPhillips                                                                 18,016                          1,590,813
Consol Energy, Inc.                                                             2,100                            150,192
Devon Energy Corp.                                                              5,028                            447,039
El Paso Corp.                                                                   7,983                            137,627
ENSCO International Inc.                                                        1,700                            101,354
EOG Resources, Inc.                                                             2,800                            249,900
Exxon Mobil Corp.                                                              61,516                          5,763,434 (h)
Halliburton Co.                                                                 9,845                            373,224
Hess Corp.                                                                      3,100                            312,666
Marathon Oil Corp.                                                              7,982                            485,785
Murphy Oil Corp.                                                                2,100                            178,164
Nabors Industries Ltd.                                                          3,100                             84,909 (a)
National Oilwell Varco, Inc.                                                    4,000                            293,840 (a)
Noble Corp.                                                                     3,000                            169,530
Noble Energy, Inc.                                                              1,900                            151,088
Occidental Petroleum Corp.                                                      9,400                            723,706
Peabody Energy Corp.                                                            3,000                            184,920
Range Resources Corp.                                                           1,600                             82,176
Rowan Companies, Inc.                                                           1,200                             47,352
Schlumberger Ltd.                                                              13,400                          1,318,158
Smith International, Inc.                                                       2,300                            169,855
Spectra Energy Corp.                                                            7,054                            182,134
Sunoco, Inc.                                                                    1,400                            101,416
Tesoro Corp.                                                                    1,500                             71,550
The Williams Companies, Inc.                                                    6,800                            243,304
Transocean, Inc.                                                                3,563                            510,043
Valero Energy Corp.                                                             6,200                            434,186
Weatherford International Ltd.                                                  3,800                            260,680 (a)
XTO Energy, Inc.                                                                5,458                            280,297
                                                                                                              18,625,286

FINANCIALS - 17.3%
ACE Ltd.                                                                        3,700                            228,586
AFLAC Incorporated                                                              5,500                            344,465
Allstate Corp.                                                                  6,400                            334,272
AMBAC Financial Group, Inc.                                                     1,150                             29,636
American Capital Strategies Ltd.                                                2,200                             72,512
American Express Co.                                                           13,100                            681,462 (h)
American International Group, Inc.                                             28,538                          1,663,765 (h)
Ameriprise Financial, Inc.                                                      2,660                            146,593
AON Corp.                                                                       3,300                            157,377
Apartment Investment & Management Co. (Class                                    1,000                             34,730
A) (REIT)
Assurant, Inc.                                                                  1,100                             73,590
AvalonBay Communities, Inc. (REIT)                                                900                             84,726
Bank of America Corp.                                                          49,956                          2,061,185 (h)
Bank of New York Mellon Corp.                                                  12,941                            631,003
BB&T Corp.                                                                      6,200                            190,154
Boston Properties, Inc. (REIT)                                                  1,400                            128,534
Capital One Financial Corp.                                                     4,369                            206,479
CB Richard Ellis Group, Inc. (Class A)                                          2,300                             49,565 (a)
Charles Schwab Corp.                                                           10,700                            273,385
Chubb Corp.                                                                     4,400                            240,152
Cincinnati Financial Corp.                                                      1,938                             76,629
CIT Group, Inc.                                                                 2,100                             50,463
Citigroup, Inc.                                                                56,113                          1,651,967
CME Group Inc.                                                                    624                            428,064
Comerica Incorporated                                                           1,650                             71,825
Commerce Bancorp Inc.                                                           2,200                             83,908
Countrywide Financial Corp.                                                     6,398                             57,198
Developers Diversified Realty Corp. (REIT)                                      1,400                             53,606
Discover Financial Services                                                     5,150                             77,662
E*Trade Financial Corp.                                                         4,600                             16,330 (a)
Equity Residential (REIT)                                                       3,100                            113,057
Federal Home Loan Mortgage Corp.                                                7,300                            248,711
Federal National Mortgage Assoc.                                               11,100                            443,778
Federated Investors Inc. (Class B)                                                900                             37,044
Fifth Third Bancorp                                                             6,019                            151,257
First Horizon National Corp.                                                    1,300                             23,595
Franklin Resources, Inc.                                                        1,800                            205,974
General Growth Properties, Inc. (REIT)                                          2,800                            115,304
Genworth Financial, Inc. (Class A)                                              5,000                            127,250
Goldman Sachs Group, Inc.                                                       4,440                            954,822
Hartford Financial Services Group, Inc.                                         3,500                            305,165
Host Hotels & Resorts Inc. (REIT)                                               5,800                             98,832
Hudson City Bancorp, Inc.                                                       6,100                             91,622
Huntington Bancshares Incorporated                                              3,878                             57,239
IntercontinentalExchange, Inc.                                                    795                            153,038 (a)
Janus Capital Group, Inc.                                                       1,700                             55,845
JP Morgan Chase & Co.                                                          37,780                          1,649,097
Keycorp                                                                         4,400                            103,180
Kimco Realty Corp. (REIT)                                                       2,900                            105,560
Legg Mason, Inc.                                                                1,500                            109,725
Lehman Brothers Holdings, Inc.                                                  6,000                            392,640
Leucadia National Corp.                                                         1,900                             89,490
Lincoln National Corp.                                                          3,022                            175,941
Loews Corp.                                                                     4,900                            246,666
M&T Bank Corp.                                                                    900                             73,413
Marsh & McLennan Companies, Inc.                                                6,000                            158,820
Marshall & Ilsley Corp.                                                         2,900                             76,792
MBIA Inc.                                                                       1,400                             26,082
Merrill Lynch & Company, Inc.                                                   9,600                            515,328
Metlife, Inc.                                                                   8,300                            511,446
MGIC Investment Corp.                                                             900                             20,187
Moody's Corp.                                                                   2,500                             89,250
Morgan Stanley                                                                 11,900                            632,009
National City Corp.                                                             7,100                            116,866
Northern Trust Corp.                                                            2,200                            168,476
NYSE Euronext                                                                   3,000                            263,310
Plum Creek Timber Company, Inc. (REIT)                                          2,000                             92,080
PNC Financial Services Group, Inc.                                              4,000                            262,600
Principal Financial Group, Inc.                                                 3,000                            206,520
Prologis (REIT)                                                                 2,900                            183,802
Prudential Financial, Inc.                                                      5,100                            474,504
Public Storage, Inc. (REIT)                                                     1,400                            102,774
Regions Financial Corp.                                                         7,873                            186,196
Safeco Corp.                                                                    1,100                             61,248
Simon Property Group, Inc. (REIT)                                               2,500                            217,150
SLM Corp.                                                                       4,700                             94,658
Sovereign Bancorp, Inc.                                                         3,865                             44,061
State Street Corp.                                                              4,400                            357,280 (e)
SunTrust Banks, Inc.                                                            3,900                            243,711
Synovus Financial Corp.                                                         3,800                             91,504
T Rowe Price Group, Inc.                                                        3,000                            182,640
The Bear Stearns Companies Inc.                                                 1,320                            116,490
The Progressive Corp.                                                           8,000                            153,280
Torchmark Corp.                                                                 1,100                             66,583
Travelers Companies, Inc.                                                       7,176                            386,069
UnumProvident Corp.                                                             4,046                             96,254
US Bancorp                                                                     19,306                            612,772
Vornado Realty Trust (REIT)                                                     1,500                            131,925
Wachovia Corp.                                                                 22,124                            841,376
Washington Mutual Inc.                                                          9,714                            132,208
Wells Fargo & Co.                                                              37,900                          1,144,201
XL Capital Ltd.                                                                 2,000                            100,620
Zions Bancorporation                                                            1,200                             56,028
                                                                                                              25,545,168

HEALTHCARE - 11.8%
Abbott Laboratories                                                            17,400                            977,010 (h)
Aetna, Inc.                                                                     5,600                            323,288
Allergan, Inc.                                                                  3,500                            224,840
AmerisourceBergen Corp.                                                         1,844                             82,740
Amgen, Inc.                                                                    12,176                            565,453 (a)
Applera Corp - Applied Biosystems Group                                         1,800                             61,056
Barr Pharmaceuticals, Inc.                                                      1,200                             63,720 (a)
Baxter International, Inc.                                                      7,100                            412,155
Becton Dickinson & Co.                                                          2,800                            234,024
Biogen Idec, Inc.                                                               3,400                            193,528 (a)
Boston Scientific Corp.                                                        15,139                            176,067 (a)
Bristol-Myers Squibb Co.                                                       22,500                            596,700
C.R. Bard, Inc.                                                                 1,200                            113,760
Cardinal Health, Inc.                                                           4,075                            235,331
Celgene Corp.                                                                   4,300                            198,703 (a)
Cigna Corp.                                                                     3,100                            166,563
Coventry Healthcare, Inc.                                                       1,800                            106,650 (a)
Covidien Ltd.                                                                   5,541                            245,411
Eli Lilly & Co.                                                                11,200                            597,968 (h)
Express Scripts, Inc.                                                           2,900                            211,700 (a)
Forest Laboratories, Inc.                                                       3,500                            127,575 (a)
Genzyme Corp.                                                                   3,000                            223,320 (a)
Gilead Sciences, Inc.                                                          10,600                            487,706 (a)
Hospira, Inc.                                                                   1,800                             76,752 (a)
Humana Inc.                                                                     1,900                            143,089 (a)
IMS Health Inc.                                                                 2,288                             52,716
Johnson & Johnson                                                              32,168                          2,145,606 (h)
King Pharmaceuticals, Inc.                                                      2,766                             28,324 (a)
Laboratory Corp of America Holdings                                             1,300                             98,189 (a)
McKesson Corp.                                                                  3,244                            212,514
Medco Health Solutions, Inc.                                                    2,994                            303,592 (a)
Medtronic Inc.                                                                 12,800                            643,456
Merck & Company, Inc.                                                          24,500                          1,423,695
Millipore Corp.                                                                   600                             43,908 (a)
Mylan Laboratories Inc.                                                         3,600                             50,616
Patterson Companies, Inc.                                                       1,600                             54,320 (a)
PerkinElmer, Inc.                                                               1,400                             36,428
Pfizer Inc.                                                                    76,869                          1,747,232 (h)
Quest Diagnostics Inc.                                                          1,700                             89,930
Schering-Plough Corp.                                                          18,400                            490,176
St. Jude Medical, Inc.                                                          3,900                            158,496 (a)
Stryker Corp.                                                                   2,700                            201,744
Tenet Healthcare Corp.                                                          5,300                             26,924 (a)
Thermo Electron Corp.                                                           4,800                            276,864 (a)
UnitedHealth Group, Inc.                                                       14,500                            843,900
Varian Medical Systems, Inc.                                                    1,500                             78,240 (a)
Waters Corp.                                                                    1,100                             86,977 (a)
Watson Pharmaceuticals, Inc.                                                    1,200                             32,568 (a)
WellPoint, Inc.                                                                 6,500                            570,245 (a)
Wyeth                                                                          15,200                            671,688 (h)
Zimmer Holdings, Inc.                                                           2,690                            177,944 (a)
                                                                                                              17,391,401

INDUSTRIALS - 11.3%
Allied Waste Industries, Inc.                                                   2,900                             31,958 (a)
Avery Dennison Corp.                                                            1,200                             63,768
Boeing Co.                                                                      8,700                            760,902
Burlington Northern Santa Fe Corp.                                              3,400                            282,982
Caterpillar, Inc.                                                               7,200                            522,432
CH Robinson Worldwide, Inc.                                                     2,000                            108,240
Cintas Corp.                                                                    1,500                             50,430
Cooper Industries Ltd.                                                          2,100                            111,048
CSX Corp.                                                                       4,700                            206,706
Cummins, Inc.                                                                   1,100                            140,107
Danaher Corp.                                                                   2,900                            254,446
Deere & Co.                                                                     5,000                            465,600
Dover Corp.                                                                     2,200                            101,398
Eaton Corp.                                                                     1,700                            164,815
Emerson Electric Co.                                                            8,800                            498,608
Equifax, Inc.                                                                   1,400                             50,904
Expeditors International Washington, Inc.                                       2,400                            107,232
FedEx Corp.                                                                     3,500                            312,095
Fluor Corp.                                                                     1,000                            145,720
General Dynamics Corp.                                                          4,500                            400,455
General Electric Co.                                                          113,800                          4,218,566 (h,m)
Goodrich Corp.                                                                  1,400                             98,854
Honeywell International Inc.                                                    8,350                            514,110
Illinois Tool Works Inc.                                                        4,700                            251,638
Ingersoll-Rand Company Ltd. (Class A)                                           3,000                            139,410
ITT Corp.                                                                       2,000                            132,080
Jacobs Engineering Group, Inc.                                                  1,400                            133,854 (a)
L-3 Communications Holdings, Inc.                                               1,400                            148,316
Lockheed Martin Corp.                                                           3,900                            410,514
Masco Corp.                                                                     4,200                             90,762
Monster Worldwide, Inc.                                                         1,500                             48,600 (a)
Norfolk Southern Corp.                                                          4,400                            221,936
Northrop Grumman Corp.                                                          3,784                            297,574
Paccar Inc.                                                                     4,125                            224,730
Pall Corp.                                                                      1,400                             56,448
Parker Hannifin Corp.                                                           1,950                            146,855
Pitney Bowes Inc.                                                               2,500                             95,100
Precision Castparts Corp.                                                       1,500                            208,050
Raytheon Co.                                                                    4,900                            297,430
Robert Half International Inc.                                                  1,900                             51,376
Rockwell Automation, Inc.                                                       1,700                            117,232
Rockwell Collins, Inc.                                                          1,900                            136,743
RR Donnelley & Sons Co.                                                         2,500                             94,350
Ryder System, Inc.                                                                600                             28,206
Southwest Airlines Co.                                                          8,350                            101,870
Terex Corp.                                                                     1,100                             72,127 (a)
Textron Inc.                                                                    2,800                            199,640
The Manitowoc Company, Inc.                                                     1,400                             68,362
3M Co.                                                                          8,100                            682,992
Trane, Inc.                                                                     1,900                             88,749
Tyco International Ltd.                                                         5,541                            219,701
Union Pacific Corp.                                                             3,000                            376,860
United Parcel Service Inc. (Class B)                                           11,800                            834,496
United Technologies Corp.                                                      11,100                            849,594
W.W. Grainger, Inc.                                                               800                             70,016
Waste Management, Inc.                                                          5,870                            191,773
                                                                                                              16,698,760

INFORMATION TECHNOLOGY - 16.4%
Adobe Systems Incorporated                                                      6,400                            273,472 (a)
Advanced Micro Devices, Inc.                                                    6,400                             48,000 (a)
Affiliated Computer Services, Inc. (Class A)                                    1,200                             54,120 (a)
Agilent Technologies, Inc.                                                      4,455                            163,677 (a)
Akamai Technologies, Inc.                                                       1,900                             65,740 (a)
Altera Corp.                                                                    3,900                             75,348
Analog Devices, Inc.                                                            3,400                            107,780
Apple Computer, Inc.                                                            9,857                          1,952,475 (a)
Applied Materials, Inc.                                                        15,300                            271,728
Autodesk, Inc.                                                                  2,600                            129,376 (a)
Automatic Data Processing, Inc.                                                 6,000                            267,180
BMC Software, Inc.                                                              2,200                             78,408 (a)
Broadcom Corp. (Class A)                                                        5,300                            138,542 (a)
CA, Inc.                                                                        4,450                            111,028
Ciena Corp.                                                                       957                             32,643 (a)
Cisco Systems, Inc.                                                            68,300                          1,848,881 (a,h)
Citrix Systems, Inc.                                                            2,200                             83,622 (a)
Cognizant Technology Solutions Corp. (Class A)                                  3,200                            108,608 (a)
Computer Sciences Corp.                                                         1,900                             93,993 (a)
Compuware Corp.                                                                 3,500                             31,080 (a)
Convergys Corp.                                                                 1,500                             24,690 (a)
Corning Incorporated                                                           17,800                            427,022
Dell, Inc.                                                                     25,100                            615,201 (a)
eBay, Inc.                                                                     12,900                            428,151 (a)
Electronic Arts, Inc.                                                           3,500                            204,435 (a)
Electronic Data Systems Corp.                                                   5,800                            120,234
EMC Corp.                                                                      23,862                            442,163 (a)
Fidelity National Information Services, Inc.                                    1,900                             79,021
Fiserv, Inc.                                                                    1,800                             99,882 (a)
Google, Inc. (Class A)                                                          2,607                          1,802,688 (a)
Hewlett-Packard Co.                                                            29,028                          1,465,333
Intel Corp.                                                                    65,800                          1,754,228 (h)
International Business Machines Corp.                                          15,500                          1,675,550 (h)
Intuit Inc.                                                                     3,900                            123,279 (a)
Jabil Circuit, Inc.                                                             2,500                             38,175
JDS Uniphase Corp.                                                              2,350                             31,255 (a)
Juniper Networks, Inc.                                                          5,800                            192,560 (a)
Kla-Tencor Corp.                                                                2,100                            101,136
Lexmark International Inc. (Class A)                                            1,000                             34,860 (a)
Linear Technology Corp.                                                         2,500                             79,575
LSI Logic Corp.                                                                 8,100                             43,011 (a)
MEMC Electronic Materials, Inc.                                                 2,600                            230,074 (a)
Microchip Technology Inc.                                                       2,500                             78,550
Micron Technology, Inc.                                                         8,700                             63,075 (a)
Microsoft Corp.                                                                90,600                          3,225,360 (h)
Molex, Inc.                                                                     1,750                             47,775
Motorola, Inc.                                                                 25,561                            409,998
National Semiconductor Corp.                                                    2,800                             63,392
Network Appliance, Inc.                                                         3,900                             97,344 (a)
Novell, Inc.                                                                    4,400                             30,228 (a)
Novellus Systems, Inc.                                                          1,400                             38,598 (a)
Nvidia Corp.                                                                    6,200                            210,924 (a)
Oracle Corp.                                                                   44,307                          1,000,452 (a)
Paychex, Inc.                                                                   3,800                            137,636
QLogic Corp.                                                                    1,600                             22,720 (a)
QUALCOMM, Inc.                                                                 18,400                            724,040
SanDisk Corp.                                                                   2,600                             86,242 (a)
Sun Microsystems, Inc                                                           9,550                            173,142 (a)
Symantec Corp.                                                                  9,959                            160,738 (a)
Tellabs, Inc.                                                                   4,900                             32,046 (a)
Teradata Corp.                                                                  2,000                             54,820 (a)
Teradyne, Inc.                                                                  2,200                             22,748 (a)
Texas Instruments Incorporated                                                 15,700                            524,380
Tyco Electronics Ltd.                                                           5,541                            205,737
Unisys Corp.                                                                    3,600                             17,028 (a)
VeriSign Inc.                                                                   2,400                             90,264 (a)
Western Union Co.                                                               8,350                            202,738
Xerox Corp.                                                                    10,700                            173,233
Xilinx, Inc.                                                                    3,400                             74,358
Yahoo! Inc.                                                                    15,100                            351,226 (a)
                                                                                                              24,267,016

MATERIALS - 3.3%
Air Products & Chemicals, Inc.                                                  2,400                            236,712
Alcoa, Inc.                                                                     9,684                            353,950
Allegheny Technologies Incorporated                                             1,200                            103,680
Ashland, Inc.                                                                     600                             28,458
Ball Corp.                                                                      1,100                             49,500
Bemis Co.                                                                       1,300                             35,594
Domtar Corp.                                                                       12                                 92 (a)
Dow Chemical Co.                                                               10,694                            421,557
E.I. du Pont de Nemours and Co.                                                10,003                            441,032
Eastman Chemical Co.                                                              900                             54,981
Ecolab Inc.                                                                     1,900                             97,299
Freeport-McMoRan Copper & Gold Inc. (Class B)                                   4,274                            437,829
Hercules Incorporated                                                           1,400                             27,090
International Flavors & Fragrances Inc.                                         1,000                             48,130
International Paper Co.                                                         4,775                            154,615
MeadWestvaco Corp.                                                              2,000                             62,600
Monsanto Co.                                                                    6,206                            693,148
Newmont Mining Corp.                                                            5,100                            249,033
Nucor Corp.                                                                     3,200                            189,504
Pactiv Corp.                                                                    1,600                             42,608 (a)
PPG Industries, Inc.                                                            1,900                            133,437
Praxair, Inc.                                                                   3,600                            319,356
Rohm & Haas Co.                                                                 1,500                             79,605
Sealed Air Corp.                                                                1,900                             43,966
Sigma-Aldrich Corp.                                                             1,400                             76,440
Titanium Metals Corp.                                                             900                             23,805
United States Steel Corp.                                                       1,300                            157,183
Vulcan Materials Co.                                                            1,200                             94,908
Weyerhaeuser Co.                                                                2,345                            172,920
                                                                                                               4,829,032

TELECOMMUNICATION SERVICES - 3.5%
American Tower Corp. (Class A)                                                  4,500                            191,700 (a)
AT&T, Inc.                                                                     68,331                          2,839,836 (h)
CenturyTel, Inc.                                                                1,200                             49,752
Citizens Communications Co.                                                     4,100                             52,193
Embarq Corp.                                                                    1,635                             80,982
Qwest Communications International Inc.                                        17,917                            125,598 (a)
Sprint Nextel Corp. (Series 1)                                                 32,401                            425,425
Verizon Communications Inc.                                                    32,466                          1,418,440
Windstream Corp.                                                                5,118                             66,636
                                                                                                               5,250,562

UTILITIES - 3.6%
Allegheny Energy, Inc.                                                          1,900                            120,859
Ameren Corp.                                                                    2,400                            130,104
American Electric Power Company, Inc.                                           4,540                            211,382
Centerpoint Energy, Inc.                                                        3,800                             65,094
CMS Energy Corp.                                                                2,700                             46,926
Consolidated Edison, Inc.                                                       3,000                            146,550
Constellation Energy Group, Inc.                                                2,000                            205,060
Dominion Resources, Inc.                                                        6,600                            313,170
DTE Energy Co.                                                                  1,900                             83,524
Duke Energy Corp.                                                              14,208                            286,575
Dynegy, Inc. (Class A)                                                          5,800                             41,412 (a)
Edison International                                                            3,700                            197,469
Entergy Corp.                                                                   2,200                            262,944
Exelon Corp.                                                                    7,350                            600,054
FirstEnergy Corp.                                                               3,431                            248,199
FPL Group, Inc.                                                                 4,600                            311,788
Integrys Energy Group, Inc.                                                       795                             41,094
Nicor Inc.                                                                        600                             25,410
NiSource Inc.                                                                   3,147                             59,447
Pepco Holdings, Inc.                                                            2,400                             70,392
PG&E Corp.                                                                      4,000                            172,360
Pinnacle West Capital Corp.                                                     1,100                             46,651
PPL Corp.                                                                       4,300                            223,987
Progress Energy, Inc.                                                           2,875                            139,236
Public Service Enterprise Group, Inc.                                           2,900                            284,896
Questar Corp.                                                                   1,900                            102,790
Sempra Energy                                                                   2,950                            182,546
TECO Energy, Inc.                                                               2,500                             43,025
The AES Corp.                                                                   7,700                            164,703 (a)
The Southern Co.                                                                8,500                            329,375
Xcel Energy Inc.                                                                4,815                            108,675
                                                                                                               5,265,697

TOTAL INVESTMENTS IN SECURITIES                                                                              145,022,551
(COST $120,303,144)

------------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 1.7%
------------------------------------------------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS - 1.6%
GEI Short Term Investment Fund
4.96%                                                                       2,307,067                          2,307,067 (d,l)
Money Market Obligations Trust
4.86%                                                                          10,238                             10,238 (o)

                                                                            PRINCIPAL
                                                                               AMOUNT
-------------------------------------------------------------------------------------

U.S. GOVERNMENT - 0.1%
U.S. Treasury Bill
2.88%                                          03/06/08                      $200,000                            198,960

TOTAL SHORT-TERM INVESTMENTS                                                                                   2,516,265
(COST $2,516,265)

TOTAL INVESTMENTS                                                                                            147,538,816
(COST $122,819,409)

OTHER ASSETS AND LIABILITIES, NET - 0.2%                                                                         318,047
                                                                                                          --------------
NET ASSETS  - 100.0%                                                                                      $  147,856,863
                                                                                                          ==============


------------------------------------------------------------------------------------------------------------------------------------
OTHER INFORMATION
------------------------------------------------------------------------------------------------------------------------------------

The GE Institutional S&P 500 Index had the following long futures contracts open at December 31, 2007 (unaudited):

                                                 EXPIRATION         NUMBER OF                 CURRENT           UNREALIZED
DESCRIPTION                                         DATE            CONTRACTS          NOTIONAL VALUE         DEPRECIATION
-----------------------------------------------------------------------------------------------------------------------------
S&P Mini 500 Index Future                        March 2008             36                 $2,658,960            $(2,838)


GE INSTITUTIONAL VALUE EQUITY

SCHEDULE OF INVESTMENTS -
DECEMBER 31, 2007 (UNAUDITED)

                                                                  NUMBER OF SHARES                             VALUE
-----------------------------------------------------------------------------------------------------------------------------
COMMON STOCK - 96.9%
-----------------------------------------------------------------------------------------------------------------------------

CONSUMER DISCRETIONARY - 6.9%
Cablevision Systems Corp.                                                   13,081                        $       320,485 (a)
Comcast Corp. (Class A)                                                     29,425                                533,181 (a)
General Motors Corp.                                                        12,083                                300,746
Koninklijke Philips Electronics N.V. ADR                                    23,333                                997,486
News Corp. (Class A)                                                        54,101                              1,108,529
Omnicom Group, Inc.                                                         50,134                              2,382,869
Time Warner, Inc.                                                          111,271                              1,837,084 (h)
                                                                                                                7,480,380

CONSUMER STAPLES - 15.0%
Clorox Co.                                                                  27,465                              1,789,894 (h)
Diageo PLC ADR                                                               5,771                                495,325
General Mills, Inc.                                                         34,263                              1,952,991
Kimberly-Clark Corp.                                                        29,208                              2,025,283
McCormick & Company, Inc.                                                   21,798                                826,362
Nestle S.A. ADR                                                              7,754                                887,833
PepsiCo, Inc.                                                               32,695                              2,481,551 (h)
Procter & Gamble Co.                                                        41,415                              3,040,689
Sara Lee Corp.                                                              27,464                                441,072
The Coca-Cola Co.                                                            6,492                                398,414
The Estee Lauder Companies Inc. (Class A)                                   13,516                                589,433
Wal-Mart Stores, Inc.                                                       27,052                              1,285,782
                                                                                                               16,214,629

ENERGY - 10.4%
Apache Corp.                                                                 8,295                                892,044
Devon Energy Corp.                                                           6,672                                593,208
Exxon Mobil Corp.                                                           53,019                              4,967,350 (h)
Halliburton Co.                                                             31,607                              1,198,221
Hess Corp.                                                                  17,002                              1,714,822
Marathon Oil Corp.                                                           3,270                                199,012
Nabors Industries Ltd.                                                      15,261                                417,999 (a)
Transocean, Inc.                                                             8,453                              1,210,047
                                                                                                               11,192,703

FINANCIALS - 13.2%
ACE Ltd.                                                                    10,820                                668,460
Allstate Corp.                                                              20,919                              1,092,599 (h)
American International Group, Inc.                                          57,326                              3,342,106
AON Corp.                                                                   21,640                              1,032,012
Bank of New York Mellon Corp.                                               29,575                              1,442,077
BlackRock Inc. (Class A)                                                     2,885                                625,468
Chubb Corp.                                                                 21,640                              1,181,111
Citigroup, Inc.                                                             34,262                              1,008,673 (h)
Federal Home Loan Mortgage Corp.                                            34,263                              1,167,340 (h)
Goldman Sachs Group, Inc.                                                    1,090                                234,405
Metlife, Inc.                                                               21,798                              1,343,193
State Street Corp.                                                          10,279                                834,655 (e)
US Bancorp                                                                   8,719                                276,741
                                                                                                               14,248,840

HEALTHCARE - 11.7%
Abbott Laboratories                                                         11,361                                637,920
Aetna, Inc.                                                                 14,067                                812,088
Amgen, Inc.                                                                 40,576                              1,884,349 (a)
Baxter International, Inc.                                                  18,034                              1,046,874
Bristol-Myers Squibb Co.                                                    33,789                                896,084
Covidien Ltd.                                                                2,180                                 96,552
DaVita, Inc.                                                                15,689                                884,075 (a)
GlaxoSmithKline PLC ADR                                                     12,605                                635,166 (h)
Johnson & Johnson                                                           12,443                                829,948 (h)
McKesson Corp.                                                              16,771                              1,098,668
Medco Health Solutions, Inc.                                                 3,052                                309,473 (a)
Novartis AG ADR                                                              4,148                                225,278
Thermo Electron Corp.                                                        6,673                                384,899 (a)
UnitedHealth Group, Inc.                                                    17,003                                989,575
Wyeth                                                                       42,559                              1,880,682
                                                                                                               12,611,631

INDUSTRIALS - 7.5%
ABB Ltd. ADR                                                                28,854                                830,995
Cooper Industries Ltd.                                                      21,798                              1,152,678
Deere & Co.                                                                 13,346                              1,242,779
Eaton Corp.                                                                  5,450                                528,378 (h)
General Dynamics Corp.                                                      18,033                              1,604,757
ITT Corp.                                                                    9,591                                633,390
Northrop Grumman Corp.                                                       2,182                                171,592 (h)
Rockwell Collins, Inc.                                                       2,885                                207,633
3M Co.                                                                      16,771                              1,414,131
United Technologies Corp.                                                    4,599                                352,007
                                                                                                                8,138,340

INFORMATION TECHNOLOGY - 21.3%
Affiliated Computer Services, Inc. (Class A)                                15,259                                688,181 (a)
Analog Devices, Inc.                                                        29,756                                943,265 (h)
Cisco Systems, Inc.                                                         61,030                              1,652,082 (a,h)
Corning Incorporated                                                        27,052                                648,977
Dell, Inc.                                                                   8,115                                198,899 (a)
EMC Corp.                                                                   10,463                                193,879 (a)
Fidelity National Information Services, Inc.                                11,774                                489,681
Hewlett-Packard Co.                                                         32,461                              1,638,631
Intel Corp.                                                                 66,724                              1,778,862
International Business Machines Corp.                                       22,102                              2,389,226 (h)
Lam Research Corp.                                                           9,155                                395,771 (a)
Maxim Integrated Products, Inc.                                             33,543                                888,219
Microchip Technology Inc.                                                   16,771                                526,945
Microsoft Corp.                                                            107,302                              3,819,951 (h)
National Semiconductor Corp.                                                33,182                                751,240
Oracle Corp.                                                               126,425                              2,854,677 (a,h)
Taiwan Semiconductor Manufacturing Company Ltd. ADR                         63,120                                628,678
Texas Instruments Incorporated                                              32,641                              1,090,209
Western Union Co.                                                           62,218                              1,510,653
                                                                                                               23,088,026

MATERIALS - 3.9%
Alcoa, Inc.                                                                 14,429                                527,380
Allegheny Technologies Incorporated                                          4,360                                376,704
Barrick Gold Corp.                                                          38,145                              1,603,997 (h)
Freeport-McMoRan Copper & Gold Inc. (Class B)                                7,755                                794,422
PAN American Silver Corp.                                                   13,079                                456,849 (a)
Praxair, Inc.                                                                4,689                                415,961
                                                                                                                4,175,313

TELECOMMUNICATION SERVICES - 2.0%
AT&T, Inc.                                                                  10,820                                449,679
Sprint Nextel Corp. (Series 1)                                               4,362                                 57,273
Verizon Communications Inc.                                                 27,592                              1,205,494
Vodafone Group, PLC ADR                                                     12,263                                457,655
                                                                                                                2,170,101

UTILITIES - 5.0%
American Electric Power Company, Inc.                                        7,935                                369,454
Constellation Energy Group, Inc.                                            10,898                              1,117,372
Dominion Resources, Inc.                                                    44,685                              2,120,303
Edison International                                                        14,427                                769,969
Entergy Corp.                                                                9,017                              1,077,712
                                                                                                                5,454,810

TOTAL COMMON STOCK
  (Cost $90,436,991)                                                                                          104,774,773

-----------------------------------------------------------------------------------------------------------------------------
EXCHANGE TRADED FUNDS - 2.8%
-----------------------------------------------------------------------------------------------------------------------------

Financial Select Sector SPDR Fund                                           19,205                                555,601 (n)
Industrial Select Sector SPDR Fund                                          63,491                              2,486,308 (h,n)

TOTAL EXCHANGE TRADED FUNDS
  (Cost $2,325,033)                                                                                             3,041,909

TOTAL INVESTMENTS IN SECURITIES
  (Cost $92,762,024)                                                                                          107,816,682

-----------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 0.2%
-----------------------------------------------------------------------------------------------------------------------------

GEI Short Term Investment Fund
  4.96%
  (Cost $259,764)                                                          259,764                                259,764 (d,l)

TOTAL INVESTMENTS
  (Cost $93,021,788)                                                                                          108,076,446

OTHER ASSETS AND LIABILITIES, NET - 0.1%                                                                           96,799
                                                                                                          ---------------
NET ASSETS  - 100.0%                                                                                      $   108,173,245
                                                                                                          ===============


-----------------------------------------------------------------------------------------------------------------------------
OTHER INFORMATION
-----------------------------------------------------------------------------------------------------------------------------

The GE Institutional Value Equity had the following Short futures contracts open at December 31, 2007 (unaudited):

                                                                     NUMBER OF               CURRENT            UNREALIZED
DESCRIPTION                                      EXPIRATION DATE     CONTRACTS        NOTIONAL VALUE          DEPRECIATION
---------------------------------------------------------------------------------------------------------------------------
S&P 500 Index Futures                                March 2008           1           $   (369,300)       $        (2,663)



GE INSTITUTIONAL SMALL-CAP EQUITY

SCHEDULE OF INVESTMENTS -
DECEMBER 31, 2007 (UNAUDITED)

                                                                  NUMBER OF SHARES                             VALUE
-----------------------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY - 15.3%
-----------------------------------------------------------------------------------------------------------------------------

Aaron Rents, Inc.                                                           551,800                           $10,616,632
Aeropostale, Inc.                                                           625,500                            16,575,750 (a)
American Eagle Outfitters                                                   137,300                             2,851,721
Arbitron, Inc.                                                              376,300                            15,642,791
Bright Horizons Family Solutions, Inc.                                      319,300                            11,028,622 (a)
CBRL Group, Inc.                                                            161,700                             5,237,463
Interactive Data Corp.                                                      618,500                            20,416,685
Jarden Corp.                                                                422,800                             9,982,308 (a)
LKQ Corp.                                                                   567,100                            11,920,442 (a)
The Talbots, Inc.                                                           217,100                             2,566,122
Triarc Companies, Inc. (Class A)                                            182,500                             1,593,225
Triarc Companies, Inc. (Class B)                                            504,400                             4,418,544
                                                                                                              112,850,305

CONSUMER STAPLES - 3.9%
Central European Distribution Corp.                                         327,500                            19,021,200 (a)
Smithfield Foods, Inc.                                                      336,000                             9,717,120 (a)
                                                                                                               28,738,320

ENERGY - 5.5%
Dril-Quip Inc.                                                              256,900                            14,299,054 (a)
NATCO Group, Inc. (Class A)                                                 122,700                             6,644,205 (a)
Oil States International, Inc.                                              420,800                            14,357,696 (a)
St. Mary Land & Exploration Co.                                             125,900                             4,860,999
                                                                                                               40,161,954

FINANCIALS - 18.8%
BioMed Realty Trust, Inc. (REIT)                                            634,700                            14,705,999
Cullen/Frost Bankers, Inc.                                                  119,300                             6,043,738
DCT Industrial Trust, Inc. (REIT)                                           596,200                             5,550,622
Digital Realty Trust, Inc. (REIT)                                            19,400                               744,378
Federal Realty Investment Trust (REIT)                                       83,400                             6,851,310
GFI Group, Inc.                                                             171,100                            16,377,692 (a)
Global Cash Access Holdings, Inc.                                           759,600                             4,603,176 (a)
HCC Insurance Holdings, Inc.                                                545,500                            15,644,940
Hilb Rogal & Hobbs Co.                                                      412,200                            16,722,954
Jackson Hewitt Tax Service, Inc.                                             25,500                               809,625
Jones Lang LaSalle Inc.                                                      61,300                             4,362,108
Omega Healthcare Investors, Inc. (REIT)                                     948,400                            15,221,820
Raymond James Financial, Inc.                                               509,800                            16,650,068
Sandy Spring Bancorp, Inc.                                                  132,900                             3,697,278
Sterling Bancorp                                                            192,400                             2,624,336
Webster Financial Corp.                                                      85,500                             2,733,435
Westamerica Bancorporation                                                  110,300                             4,913,865
                                                                                                              138,257,344

HEALTHCARE - 13.6%
AMN Healthcare Services, Inc.                                               355,100                             6,097,067 (a)
Computer Programs and Systems, Inc.                                         293,200                             6,667,368
Cubist Pharmaceuticals, Inc.                                                185,400                             3,802,554 (a)
Healthways, Inc.                                                             51,100                             2,986,284 (a)
HMS Holdings Corp.                                                          168,100                             5,582,601 (a)
Immunicon Corp.                                                             442,600                               367,358 (a)
inVentiv Health, Inc.                                                       195,100                             6,040,296 (a)
KV Pharmaceutical Co. (Class A)                                             660,800                            18,859,232 (a)
Medical Action Industries Inc.                                              554,400                            11,559,240 (a)
Molina Healthcare, Inc.                                                     351,700                            13,610,790 (a)
Thoratec Corp.                                                              284,200                             5,169,598 (a)
Varian, Inc.                                                                293,800                            19,185,140 (a)
                                                                                                               99,927,528

INDUSTRIALS - 24.5%
Applied Industrial Technologies, Inc.                                       217,300                             6,306,046
Baldor Electric Co.                                                         251,000                             8,448,660
Comfort Systems USA, Inc.                                                   459,300                             5,869,854
DRS Technologies, Inc.                                                      371,800                            20,177,586
Genesee & Wyoming Inc. (Class A)                                            571,200                            13,805,904 (a)
Harsco Corp.                                                                374,400                            23,987,808
Herman Miller Inc.                                                          364,500                            11,806,155
Mueller Industries, Inc.                                                    380,900                            11,042,291
NCI Building Systems, Inc.                                                  216,100                             6,221,519 (a)
Old Dominion Freight Line                                                   272,900                             6,306,719 (a)
Oshkosh Truck Corp.                                                         327,400                            15,472,924
Quanta Services, Inc.                                                       466,200                            12,233,088 (a)
Teledyne Technologies Inc.                                                  363,700                            19,396,121 (a)
Universal Technical Institute, Inc.                                          44,000                               748,000 (a)
Woodward Governor Co.                                                       273,600                            18,591,120
                                                                                                              180,413,795

INFORMATION TECHNOLOGY - 10.7%
ACI Worldwide Inc.                                                          193,100                             3,676,624 (a)
BigBand Networks, Inc.                                                      170,700                               877,398 (a)
Blackbaud, Inc.                                                             458,900                            12,867,556
CommScope, Inc.                                                             245,700                            12,090,897 (a)
Micros Systems, Inc.                                                        211,700                            14,852,872 (a)
Microsemi Corp.                                                              68,100                             1,507,734 (a)
Mobility Electronics, Inc.                                                  626,200                               970,610 (a)
Parametric Technology Corp.                                                 567,000                            10,120,950 (a)
Rudolph Technologies, Inc.                                                  485,200                             5,492,464 (a)
Semtech Corp.                                                               498,200                             7,732,064 (a)
SRA International, Inc. (Class A)                                            55,400                             1,631,530 (a)
Varian Semiconductor Equipment Associates, Inc.                              36,700                             1,357,900 (a)
Zebra Technologies Corp. (Class A)                                          151,400                             5,253,580 (a)
                                                                                                               78,432,179

MATERIALS - 4.4%
Commercial Metals Co.                                                       538,100                            15,847,045
Packaging Corporation of America                                            472,400                            13,321,680
Pioneer Drilling Co.                                                        245,000                             2,910,600 (a)
                                                                                                               32,079,325

UTILITIES - 1.7%
IDACORP, Inc.                                                               356,100                            12,541,842

TOTAL COMMON STOCK
  (COST $710,852,221)                                                                                         723,402,592

--------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 1.5%
--------------------------------------------------------------------------------------------------------------------------

GEI Short Term Investment Fund
  4.96%
  (COST $11,208,412)                                                     11,208,412                            11,208,412 (d,l)

TOTAL INVESTMENTS
  (COST $722,060,633)                                                                                         734,611,004

OTHER ASSETS AND LIABILITES, NET - 0.1%                                                                           843,438
                                                                                                          ---------------
NET ASSETS  - 100.0%                                                                                      $   735,454,442
                                                                                                          ===============

GE INSTITUTIONAL INTERNATIONAL EQUITY

SCHEDULE OF INVESTMENTS -
DECEMBER 31, 2007 (UNAUDITED)

                                                                  NUMBER OF SHARES                             VALUE
-----------------------------------------------------------------------------------------------------------------------------
COMMON STOCK - 94.7%
-----------------------------------------------------------------------------------------------------------------------------

AUSTRALIA - 1.0%
Brambles Ltd.                                                            1,002,654                        $    10,150,788
Paladin Resources Ltd.                                                   2,312,829                             13,788,996 (a)
                                                                                                               23,939,784

BRAZIL - 1.4%
Petroleo Brasileiro S.A. ADR                                               363,126                             34,939,984

CANADA - 2.9%
Canadian National Railway Co.                                              464,408                             21,951,095
Potash Corp of Saskatchewan                                                352,424                             51,237,990
                                                                                                               73,189,085

DENMARK - 1.4%
Group 4 Securicor PLC                                                    2,567,926                             12,386,345
Novozymes (Series B)                                                       200,329                             22,860,850
                                                                                                               35,247,195

EGYPT - 0.8%
Orascom Construction Industries                                            189,104                             19,677,100

FINLAND - 2.6%
Nokia OYJ                                                                1,664,094                             64,522,871

FRANCE - 12.5%
Accor S.A.                                                                 112,706                              9,013,567
Alstom                                                                     112,634                             24,207,456
AXA S.A.                                                                   424,456                             16,997,577
BNP Paribas                                                                255,327                             27,706,394 (h)
Credit Agricole S.A.                                                       422,030                             14,234,861
Groupe Danone                                                              508,871                             45,681,293
LVMH Moet Hennessy Louis Vuitton S.A.                                      109,893                             13,284,121
Renault S.A.                                                                71,250                             10,105,637
Schneider Electric S.A.                                                     78,717                             10,666,376
Suez S.A.                                                                  354,205                             24,116,997
Total S.A.                                                                 533,457                             44,324,045
Unibail-Rodamco (REIT)                                                      56,870                             12,465,368
Veolia Environnement                                                       453,844                             41,438,245
Vinci S.A.                                                                 252,408                             18,691,531
                                                                                                              312,933,468

GERMANY - 9.3%
Allianz AG (Regd.)                                                          39,253                              8,490,830
Bayer AG                                                                   496,465                             45,387,826
DaimlerChrysler AG (Regd.)                                                 171,799                             16,703,389
E.ON AG                                                                    217,968                             46,396,647 (h)
Linde AG                                                                   255,948                             33,847,190
Metro AG                                                                   198,391                             16,660,910
RWE AG                                                                      74,339                             10,433,986
Siemens AG (Regd.)                                                         339,569                             54,045,393
                                                                                                              231,966,171

GREECE - 1.2%
Hellenic Telecommunications Organization S.A.                              815,381                             30,041,626

HONG KONG - 0.9%
Esprit Holdings Ltd.                                                       526,000                              7,885,885
Sun Hung Kai Properties Ltd.                                               745,035                             15,803,831
                                                                                                               23,689,716

INDIA - 0.6%
Larsen & Toubro Ltd.                                                       140,338                             14,829,577

ITALY - 4.9%
Banca Intesa S.p.A.                                                      3,828,691                             30,283,767
Saipem S.p.A.                                                            1,311,431                             52,593,681
UniCredito Italiano S.p.A.                                               4,880,490                             40,529,764
                                                                                                              123,407,212

JAPAN - 16.2%
Asahi Glass Company Ltd.                                                 1,267,035                             17,001,168
Bank of Yokohama Ltd.                                                    2,071,768                             14,539,373
East Japan Railway Co.                                                       3,338                             27,548,995
Hoya Corp.                                                                 152,200                              4,850,128
Ibiden Company Ltd.                                                        496,280                             34,428,412
Komatsu Ltd.                                                               554,734                             15,095,478
Mitsubishi Estate Company Ltd.                                           1,599,857                             38,594,769
Mitsubishi Heavy Industries Ltd.                                         4,386,000                             18,884,357
Mitsubishi UFJ Financial Group, Inc.                                     3,940,698                             36,932,469
Nidec Corp.                                                                173,004                             12,822,567
Nintendo Company Ltd.                                                        5,100                              3,054,111
Nomura Holdings, Inc.                                                    2,636,587                             44,723,917
Shiseido Company Ltd.                                                    1,077,000                             25,499,396
Sony Financial Holdings Inc.                                                 4,878                             18,644,819 (a)
Sumitomo Realty & Development Company Ltd.                                 368,000                              9,108,177
Toray Industries Inc.                                                    6,447,992                             50,503,451
Toyota Motor Corp.                                                         633,965                             34,276,047
                                                                                                              406,507,634

MEXICO - 1.1%
America Movil S.A. de C.V. ADR (Series L)                                  431,410                             26,484,260

NETHERLANDS - 2.1%
Koninklijke Philips Electronics N.V.                                     1,217,005                             52,525,601

NORWAY - 4.3%
Acergy S.A.                                                              1,082,522                             24,173,005
Orkla ASA                                                                  676,672                             13,116,334
Telenor ASA                                                              2,927,143                             69,946,095
                                                                                                              107,235,434

RUSSIA - 1.3%
Mobile Telesystems OJSC ADR                                                104,915                             10,679,298
OAO Gazprom ADR                                                            369,205                             20,933,924
                                                                                                               31,613,222

SINGAPORE - 1.3%
CapitaLand Ltd.                                                          3,055,000                             13,307,062
Singapore Telecommunications Ltd.                                        7,351,631                             20,429,000
                                                                                                               33,736,062

SOUTH AFRICA - 1.5%
Anglo Platinum Ltd.                                                         69,024                             10,201,071
MTN Group, Ltd.                                                          1,516,311                             28,412,181
                                                                                                               38,613,252

SOUTH KOREA - 1.4%
Kookmin Bank                                                               231,735                             17,082,116 (a)
Samsung Electronics Company Ltd.                                            32,600                             19,363,923
                                                                                                               36,446,039

SPAIN - 1.6%
ACS Actividades de Construccion y Servicios S.A.                            31,446                              1,868,910
Banco Santander Central Hispano S.A. (Regd.)                             1,745,104                             37,735,647
                                                                                                               39,604,557

SWEDEN - 0.8%
Sandvik AB                                                               1,207,188                             20,779,129

SWITZERLAND - 8.5%
ABB Ltd. (Regd.)                                                         1,337,080                             38,524,533
Nestle S.A. (Regd.)                                                        146,404                             67,243,810 (h)
Roche Holding AG                                                           372,728                             64,395,704
Swatch Group AG                                                             56,506                             17,031,906
Swiss Reinsurance                                                           91,104                              6,473,804
Syngenta AG (Regd)                                                          71,022                             18,098,173
                                                                                                              211,767,930

TAIWAN - 0.9%
Taiwan Semiconductor Manufacturing Company Ltd.                         11,870,640                             22,691,260

UNITED KINGDOM - 14.2%
BG Group, PLC                                                            1,699,902                             38,913,994
BHP Billiton PLC                                                         1,985,499                             61,103,100 (h)
British American Tobacco PLC                                                93,149                              3,643,551
Diageo PLC                                                               1,427,246                             30,683,628
Group 4 Securicor PLC                                                    2,152,562                             10,487,270
Lloyds TSB Group, PLC                                                    1,403,219                             13,184,132
National Grid PLC                                                        1,170,007                             19,423,997
Prudential PLC                                                           1,741,373                             24,680,610
Reed Elsevier PLC                                                          842,206                             11,391,787 (h)
Rio Tinto PLC (Regd.)                                                      313,541                             33,185,249
Royal Bank of Scotland Group, PLC                                        2,738,861                             24,206,781
Tesco PLC                                                                2,844,263                             27,020,898 (h)
Vodafone Group, PLC                                                     15,496,935                             57,932,927
                                                                                                              355,857,924

TOTAL COMMON STOCK                                                                                          2,372,246,093
  (COST $1,825,623,617)

-----------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCK - 2.5%
-----------------------------------------------------------------------------------------------------------------------------

All America Latina Logistica S.A.                                          790,600                             10,233,384
Cia Vale do Rio Doce ADR                                                 1,930,197                             54,006,912

TOTAL PREFERRED STOCK
  (COST $33,371,717)                                                                                           64,240,296

TOTAL INVESTMENTS IN SECURITIES
  (COST $1,858,995,334)                                                                                     2,436,486,389

-----------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 2.5%
-----------------------------------------------------------------------------------------------------------------------------

GEI Short Term Investment Fund
  4.96%
  (COST $62,086,471)                                                    62,086,471                             62,086,471 (d,l)

TOTAL INVESTMENTS                                                                                           2,498,572,860
(COST $1,921,081,805)

OTHER ASSETS AND LIABILITES, NET - 0.3%                                                                         7,289,938

                                                                                                          ---------------
NET ASSETS  - 100.0%                                                                                      $ 2,505,862,798
                                                                                                          ===============


-----------------------------------------------------------------------------------------------------------------------------
OTHER INFORMATION
-----------------------------------------------------------------------------------------------------------------------------

The GE Institutional International Equity had the following Short futures contracts open at December 31, 2007 (unaudited):


                                                                     NUMBER OF               CURRENT            UNREALIZED
DESCRIPTION                                      EXPIRATION DATE     CONTRACTS        NOTIONAL VALUE          DEPRECIATION
---------------------------------------------------------------------------------------------------------------------------
DJ EURO Stoxx 50 Index Futures                       March 2008           99          $ (6,419,351)       $      (113,996)
FTSE 100 Index Futures                               March 2008           23            (2,955,345)               (54,508)
Topix Index Futures                                  March 2008           27            (3,552,791)                  (713)

                                                                                                          ---------------
                                                                                                          $      (169,217)
                                                                                                          ===============

The GE Institutional International Equity was invested in the following sectors at December 31, 2007 (unaudited):

SECTOR                                                                                 PERCENTAGE (BASED ON MARKET VALUE)
--------------------------------------------------------------------------------------------------------------------------

Financials                                                                                                          18.64%
Materials                                                                                                           15.23%
Industrials                                                                                                         14.42%
Telecommunication Services                                                                                           9.76%
Energy                                                                                                               9.19%
Consumer Staples                                                                                                     8.66%
Consumer Discretionary                                                                                               6.89%
Information Technology                                                                                               6.47%
Utilities                                                                                                            5.68%
Healthcare                                                                                                           2.58%
Short-Term                                                                                                           2.48%

                                                                                                          ---------------
                                                                                                                   100.00%
                                                                                                          ===============

GE INSTITUTIONAL PREMIER GROWTH EQUITY

SCHEDULE OF INVESTMENTS -
DECEMBER 31, 2007 (UNAUDITED)

                                                                  NUMBER OF SHARES                             VALUE
-----------------------------------------------------------------------------------------------------------------------------
COMMON STOCK - 97.7%
-----------------------------------------------------------------------------------------------------------------------------

CONSUMER DISCRETIONARY - 16.5%
Bed Bath & Beyond, Inc.                                                    450,080                        $    13,227,851 (a)
Carnival Corp.                                                             396,781                             17,652,787
Comcast Corp. (Class A)                                                    698,808                             12,662,401 (a)
Liberty Global, Inc. (Series C)                                            407,441                             14,908,266 (a)
Liberty Media Holding Corp - Capital (Series A)                            157,528                             18,350,437 (a)
Lowe's Companies, Inc.                                                     384,937                              8,707,275
                                                                                                               85,509,017

CONSUMER STAPLES - 3.6%
PepsiCo, Inc.                                                              242,806                             18,428,975

ENERGY - 7.7%
Schlumberger Ltd.                                                          195,429                             19,224,351
Transocean, Inc.                                                           145,709                             20,858,243
                                                                                                               40,082,594

FINANCIALS - 10.8%
AFLAC Incorporated                                                         319,794                             20,028,698 (h)
CB Richard Ellis Group, Inc. (Class A)                                     461,924                              9,954,462 (a)
Goldman Sachs Group, Inc.                                                   27,242                              5,858,392
State Street Corp.                                                         248,728                             20,196,714 (e)
                                                                                                               56,038,266

HEALTHCARE - 14.1%
Amgen, Inc.                                                                242,806                             11,275,911 (a)
Johnson & Johnson                                                          165,819                             11,060,127
Lincare Holdings Inc.                                                      284,261                              9,994,617 (a)
Medtronic Inc.                                                             272,417                             13,694,403
UnitedHealth Group, Inc.                                                   329,269                             19,163,456
Zimmer Holdings, Inc.                                                      118,442                              7,834,938 (a)
                                                                                                               73,023,452

INDUSTRIALS - 3.8%
Dover Corp.                                                                426,391                             19,652,361

INFORMATION TECHNOLOGY - 35.4%
Analog Devices, Inc.                                                       296,105                              9,386,528
Cisco Systems, Inc.                                                        663,276                             17,954,881 (a,h)
Corning Incorporated                                                       420,469                             10,087,051
eBay, Inc.                                                                 408,625                             13,562,264 (a)
Intuit Inc.                                                                586,288                             18,532,564 (a)
Iron Mountain Incorporated                                                 182,401                              6,752,485 (a)
Microsoft Corp.                                                            556,678                             19,817,737
Molex, Inc. (Class A)                                                      482,059                             12,663,690
Paychex, Inc.                                                              446,527                             16,173,208
QUALCOMM, Inc.                                                             467,846                             18,409,740
Research In Motion Ltd.                                                     49,354                              5,596,744 (a)
Western Union Co.                                                          846,861                             20,561,785
Yahoo! Inc.                                                                615,899                             14,325,811 (a)
                                                                                                              183,824,488
MATERIALS - 4.0%
Monsanto Co.                                                               187,138                             20,901,443

TELECOMMUNICATION SERVICES - 1.8%
American Tower Corp. (Class A)                                             221,487                              9,435,346 (a)

TOTAL INVESTMENTS IN SECURITIES
  (COST $454,546,148)                                                                                         506,895,942

-----------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 2.3%
-----------------------------------------------------------------------------------------------------------------------------

GEI Short Term Investment Fund
  4.96%                                                                 11,898,327                             11,898,327 (d,l)
  (COST $11,898,327)

TOTAL INVESTMENTS
  (COST $466,444,475)                                                                                         518,794,269

OTHER ASSETS AND LIABILITES, NET - 0.0%*                                                                           70,766
                                                                                                          ---------------
NET ASSETS  - 100.0%                                                                                      $   518,865,035
                                                                                                          ===============


-----------------------------------------------------------------------------------------------------------------------------
OTHER INFORMATION
-----------------------------------------------------------------------------------------------------------------------------

The GE Institutional Premier Growth Equity had the following long futures contracts open at December 31, 2007 (unaudited):

                                                                     NUMBER OF               CURRENT            UNREALIZED
DESCRIPTION                                      EXPIRATION DATE     CONTRACTS        NOTIONAL VALUE          DEPRECIATION
---------------------------------------------------------------------------------------------------------------------------
S&P 500 Index Futures                              March 2008             5             $  846,500        $        13,250


GE INSTITUTIONAL STRATEGIC INVESTMENT FUND

SCHEDULE OF INVESTMENTS -
DECEMBER 31, 2007 (UNAUDITED)


                                                                                NUMBER OF SHARES               VALUE
-----------------------------------------------------------------------------------------------------------------------------
DOMESTIC EQUITY - 42.0%
-----------------------------------------------------------------------------------------------------------------------------

CONSUMER DISCRETIONARY - 4.8%
Bed Bath & Beyond, Inc.                                                                  144,775           $    4,254,938 (a,h)
Cablevision Systems Corp.                                                                  2,787                   68,282 (a)
Carnival Corp.                                                                            77,753                3,459,231
Coach, Inc.                                                                               11,816                  361,333 (a)
Comcast Corp. (Class A)                                                                  252,357                4,572,708 (a,h)
EchoStar Communications Corp. (Class A)                                                    2,419                   91,245 (a)
General Motors Corp.                                                                       2,574                   64,067
Kohl's Corp.                                                                              20,191                  924,748 (a)
Liberty Global, Inc. (Series C)                                                           60,622                2,218,159 (a)
Liberty Media Holding Corp - Capital (Series A)                                           21,057                2,452,930 (a)
Life Time Fitness, Inc.                                                                   11,897                  591,043 (a)
Lowe's Companies, Inc.                                                                   102,709                2,323,278
News Corp. (Class A)                                                                      11,525                  236,147
Omnicom Group, Inc.                                                                       49,206                2,338,761
O'Reilly Automotive, Inc.                                                                 22,774                  738,561 (a)
Penn National Gaming Inc.                                                                  3,948                  235,103 (a)
Regal Entertainment Group, (Class A)                                                      21,301                  384,909
Starwood Hotels & Resorts Worldwide, Inc.                                                  5,987                  263,608
Target Corp.                                                                              14,281                  714,050 (h)
The Cheesecake Factory                                                                    41,658                  987,711 (a)
Time Warner, Inc.                                                                         23,703                  391,337
Weight Watchers International Inc.                                                         5,480                  247,586
                                                                                                               27,919,735

CONSUMER STAPLES - 4.0%
Alberto-Culver Co.                                                                        73,876                1,812,917
Clorox Co.                                                                                 5,851                  381,310
Colgate-Palmolive Co.                                                                     65,145                5,078,704 (h)
General Mills, Inc.                                                                       19,193                1,094,001
Kimberly-Clark Corp.                                                                      14,278                  990,036
McCormick & Company, Inc.                                                                 28,837                1,093,211
PepsiCo, Inc.                                                                             77,012                5,845,211 (h)
Procter & Gamble Co.                                                                      85,526                6,279,319
Sara Lee Corp.                                                                             5,851                   93,967
The Coca-Cola Co.                                                                          1,383                   84,875
The Estee Lauder Companies Inc. (Class A)                                                  2,879                  125,553
Wal-Mart Stores, Inc.                                                                      5,763                  273,915
                                                                                                               23,153,019

ENERGY - 4.4%
Apache Corp.                                                                               1,767                  190,023
Devon Energy Corp.                                                                         1,421                  126,341
Dresser-Rand Group, Inc.                                                                  15,940                  622,457 (a)
EOG Resources, Inc.                                                                       26,743                2,386,812
Exxon Mobil Corp.                                                                         66,092                6,192,160 (h)
Halliburton Co.                                                                           38,254                1,450,209
Hess Corp.                                                                                11,892                1,199,427
Marathon Oil Corp.                                                                           697                   42,419
Nabors Industries Ltd.                                                                     3,250                   89,018 (a)
Peabody Energy Corp.                                                                       8,285                  510,687
SandRidge Energy, Inc.                                                                       571                   20,476 (a)
Schlumberger Ltd.                                                                         63,744                6,270,497 (h)
Southwestern Energy Co.                                                                   12,298                  685,245 (a)
Sunoco, Inc.                                                                               3,427                  248,252
Transocean, Inc.                                                                          34,483                4,936,241
Weatherford International Ltd.                                                            13,358                  916,359 (a)
                                                                                                               25,886,623

FINANCIALS - 5.2%
ACE Ltd.                                                                                   2,305                  142,403
Affiliated Managers Group, Inc.                                                            4,107                  482,408 (a)
Alleghany Corp.                                                                              200                   80,400 (a)
Allstate Corp.                                                                             4,456                  232,737
American International Group, Inc.                                                       121,488                7,082,751 (h)
AON Corp.                                                                                  4,610                  219,851
Bank of New York Mellon Corp.                                                              6,300                  307,188
BlackRock Inc. (Class A)                                                                     615                  133,332
CB Richard Ellis Group, Inc. (Class A)                                                   123,626                2,664,140 (a)
Chubb Corp.                                                                                4,610                  251,614
Citigroup, Inc.                                                                           77,717                2,287,989 (h)
CVB Financial Corp.                                                                       30,123                  311,472
Douglas Emmett, Inc. (REIT)                                                               12,597                  284,818
DuPont Fabros Technology, Inc. (REIT)                                                     20,803                  407,739
Federal Home Loan Mortgage Corp.                                                           7,299                  248,677
Federal National Mortgage Assoc.                                                          40,733                1,628,505 (h)
Fortress Investment Group LLC (Class A)                                                   27,012                  420,847
Goldman Sachs Group, Inc.                                                                    232                   49,892
Greenhill & Company, Inc.                                                                  6,706                  445,815
HCC Insurance Holdings, Inc.                                                              58,987                1,691,747
Legg Mason, Inc.                                                                           6,579                  481,254
Metlife, Inc.                                                                             21,456                1,322,118
Prologis (REIT)                                                                            5,040                  319,435
SL Green Realty Corp. (REIT)                                                               2,218                  207,294
State Street Corp.                                                                        84,145                6,832,574 (e)
SunTrust Banks, Inc.                                                                      20,314                1,269,422
US Bancorp                                                                                 1,858                   58,973
Zions Bancorporation                                                                       5,282                  246,617
                                                                                                               30,112,012

HEALTHCARE - 7.1%
Abbott Laboratories                                                                       68,265                3,833,080 (h)
Accuray Inc.                                                                              19,758                  300,717 (a)
Aetna, Inc.                                                                               47,889                2,764,632
Alcon, Inc.                                                                                3,306                  472,890
Amgen, Inc.                                                                              119,771                5,562,165 (a,h)
Amylin Pharmaceuticals, Inc.                                                              15,710                  581,270 (a)
Arthrocare Corp.                                                                           5,641                  271,050 (a)
Barr Pharmaceuticals, Inc.                                                                11,177                  593,499 (a)
Baxter International, Inc.                                                                 3,842                  223,028
Bristol-Myers Squibb Co.                                                                   7,197                  190,864
Covidien Ltd.                                                                                464                   20,551
DaVita, Inc.                                                                               3,342                  188,322 (a)
DENTSPLY International, Inc.                                                              15,131                  681,198
Gen-Probe Inc.                                                                             7,460                  469,458 (a)
Gilead Sciences, Inc.                                                                     60,425                2,780,154 (a)
Hologic, Inc.                                                                             14,516                  996,378 (a)
Johnson & Johnson                                                                          2,651                  176,822
Lifecell Corp.                                                                            13,710                  591,038 (a)
Lincare Holdings Inc.                                                                      7,754                  272,631 (a)
Masimo Corp.                                                                              26,889                1,060,771 (a)
McKesson Corp.                                                                             3,573                  234,067
Medco Health Solutions, Inc.                                                                 650                   65,910 (a)
Medtronic Inc.                                                                            72,058                3,622,356 (h)
Psychiatric Solutions Inc.                                                                24,281                  789,133 (a)
Resmed, Inc.                                                                              49,214                2,585,211 (a)
Thermo Electron Corp.                                                                     19,967                1,151,696 (a)
UnitedHealth Group, Inc.                                                                 118,534                6,898,678 (h)
Vertex Pharmaceuticals, Inc.                                                              18,985                  441,022 (a)
Wyeth                                                                                     78,414                3,465,115 (h)
                                                                                                               41,283,706

INDUSTRIALS - 3.2%
Cooper Industries Ltd.                                                                    10,893                  576,022
Corporate Executive Board Co.                                                              6,395                  384,339
Deere & Co.                                                                                2,842                  264,647
Dover Corp.                                                                               74,183                3,419,095 (h)
Eaton Corp.                                                                                1,161                  112,559
General Dynamics Corp.                                                                     3,842                  341,900
Harsco Corp.                                                                              17,738                1,136,474
Hexcel Corp.                                                                              73,436                1,783,026 (a)
ITT Corp.                                                                                  5,066                  334,559
Joy Global, Inc.                                                                           9,832                  647,142
Northrop Grumman Corp.                                                                       465                   36,568
Rockwell Collins, Inc.                                                                       615                   44,262
SAIC, Inc.                                                                                23,629                  475,415 (a)
Textron Inc.                                                                              79,916                5,698,011 (h)
3M Co.                                                                                     3,573                  301,275
United Technologies Corp.                                                                 43,009                3,291,909
                                                                                                               18,847,203

INFORMATION TECHNOLOGY - 10.2%
Activision, Inc.                                                                          26,107                  775,378 (a)
Affiliated Computer Services, Inc. (Class A)                                              10,711                  483,066 (a)
Analog Devices, Inc.                                                                       6,339                  200,946
Automatic Data Processing, Inc.                                                           49,034                2,183,484
Blackboard, Inc.                                                                           4,039                  162,570 (a)
Cisco Systems, Inc.                                                                      251,764                6,815,251 (a,h)
Citrix Systems, Inc.                                                                      13,105                  498,121 (a)
Cogent, Inc.                                                                              27,987                  312,055 (a)
Corning Incorporated                                                                      61,803                1,482,654
Dell, Inc.                                                                                 1,729                   42,378 (a)
DST Systems, Inc.                                                                          6,864                  566,623 (a)
EMC Corp.                                                                                  2,229                   41,303 (a)
Fidelity National Information Services, Inc.                                              16,418                  682,825
Harris Corp.                                                                               4,760                  298,357
Hewlett-Packard Co.                                                                        6,915                  349,069
Hittite Microwave Corp.                                                                   14,920                  712,579 (a)
Intel Corp.                                                                              170,421                4,543,424 (h)
International Business Machines Corp.                                                      4,708                  508,935
Intuit Inc.                                                                               98,067                3,099,898 (a,h)
Juniper Networks, Inc.                                                                    25,397                  843,180 (a)
Lam Research Corp.                                                                         1,950                   84,298 (a)
Macrovision Corp.                                                                         37,877                  694,285 (a)
Marvell Technology Group Ltd.                                                             16,612                  232,236 (a)
Maxim Integrated Products, Inc.                                                           17,226                  456,144
Mettler Toledo International Inc.                                                          4,740                  539,412 (a)
Microchip Technology Inc.                                                                 45,310                1,423,640
Microsoft Corp.                                                                          155,949                5,551,785 (h)
Molex, Inc. (Class A)                                                                     85,458                2,244,982 (h)
National Semiconductor Corp.                                                               7,069                  160,042
Neustar, Inc. (Class A)                                                                   29,782                  854,148 (a)
Oracle Corp.                                                                             223,067                5,036,853 (a,h)
Paychex, Inc.                                                                            100,045                3,623,630 (h)
QUALCOMM, Inc.                                                                           160,043                6,297,692 (h)
Salesforce.com, Inc.                                                                       8,669                  543,460 (a)
Texas Instruments Incorporated                                                             6,953                  232,230
THQ, Inc.                                                                                 13,709                  386,457 (a)
Western Union Co.                                                                        183,821                4,463,174
Yahoo! Inc.                                                                               96,666                2,248,451 (a)
                                                                                                               59,675,015

MATERIALS - 1.3%
Alcoa, Inc.                                                                                3,073                  112,318
Allegheny Technologies Incorporated                                                       17,045                1,472,689
Cabot Corp.                                                                                9,689                  323,031
Freeport-McMoRan Copper & Gold Inc. (Class B)                                              1,652                  169,231
Martin Marietta Materials, Inc.                                                            4,193                  555,992
Monsanto Co.                                                                              35,441                3,958,405
Praxair, Inc.                                                                              9,036                  801,583
                                                                                                                7,393,249

TELECOMMUNICATION SERVICES - 1.2%
American Tower Corp. (Class A)                                                            11,536                  491,434 (a)
AT&T, Inc.                                                                                 2,305                   95,796
Clearwire Corp. (Class A)                                                                  8,467                  116,083 (a)
NII Holdings Inc. (Class B)                                                              125,167                6,048,070 (a)
Sprint Nextel Corp. (Series 1)                                                               927                   12,172
Syniverse Holdings, Inc.                                                                  22,320                  347,746 (a)
Verizon Communications Inc.                                                                5,878                  256,810
                                                                                                                7,368,111

UTILITIES - 0.6%
American Electric Power Company, Inc.                                                      1,690                   78,686
Constellation Energy Group, Inc.                                                           2,321                  237,972
Dominion Resources, Inc.                                                                   9,519                  451,677
DTE Energy Co.                                                                             7,970                  350,361
Edison International                                                                       3,073                  164,006
Entergy Corp.                                                                              1,921                  229,598
ITC Holdings Corp.                                                                        18,348                1,035,194
PPL Corp.                                                                                  8,385                  436,775
SCANA Corp.                                                                                9,723                  409,824
                                                                                                                3,394,093

TOTAL DOMESTIC EQUITY
  (COST $230,568,656)                                                                                         245,032,766

------------------------------------------------------------------------------------------------------------------------
FOREIGN EQUITY - 28.3%
------------------------------------------------------------------------------------------------------------------------

COMMON STOCK - 27.5%

CONSUMER DISCRETIONARY - 1.9%
Accor S.A.                                                                                 6,419                  513,354
China Travel International Inv                                                           365,865                  241,176
DaimlerChrysler AG (Regd.)                                                                 9,779                  950,776
Esprit Holdings Ltd.                                                                      30,000                  449,765
Gafisa S.A.                                                                                7,455                  139,006
Koninklijke Philips Electronics N.V.                                                      69,709                3,008,621
Koninklijke Philips Electronics N.V. ADR                                                   5,000                  213,750
LVMH Moet Hennessy Louis Vuitton S.A.                                                      6,161                  744,756
Megainfo Holdings Ltd.                                                                   513,535                   65,201 (a)
ON*Media Corp.                                                                            19,040                  142,182 (a)
Prajay Engineers Syndicate Ltd.                                                           14,904                  151,630
Reed Elsevier PLC                                                                         47,976                  648,930
Renault S.A.                                                                               4,174                  592,013
Swatch Group AG                                                                            3,283                  989,554
Toyota Motor Corp.                                                                        36,064                1,949,842
Urbi Desarrollos Urbanos S.A. de C.V.                                                     36,760                  126,976 (a)
                                                                                                               10,927,532

CONSUMER STAPLES - 2.3%
British American Tobacco PLC                                                               5,306                  207,546
China Mengniu Dairy Company Ltd.                                                          38,000                  139,136
Diageo PLC                                                                                81,732                1,757,125
Diageo PLC ADR                                                                             1,229                  105,485
Groupe Danone                                                                             29,125                2,614,548
IOI Corp.                                                                                 90,000                  210,916
ITC Ltd.                                                                                  38,846                  207,560
Metro AG                                                                                  11,299                  948,892
Nestle S.A. (Regd.)                                                                        8,363                3,841,152
Nestle S.A. ADR                                                                            1,652                  189,154
Shinsegae Company Ltd.                                                                       120                   93,072 (a)
Shiseido Company Ltd.                                                                     61,000                1,444,255
Tesco PLC                                                                                161,902                1,538,092
Tiger Brands Ltd.                                                                          6,022                  148,031
                                                                                                               13,444,964

ENERGY - 2.9%
Acergy S.A.                                                                               61,713                1,378,068
BG Group, PLC                                                                             96,844                2,216,944
CAT Oil AG                                                                                 6,388                  140,561 (a)
China Petroleum & Chemical Corp.                                                          80,000                  120,656
China Shenhua Energy Company Ltd.                                                         27,500                  164,173
LUKOIL ADR                                                                                 2,571                  222,392
OAO Gazprom ADR                                                                           40,009                2,268,510
Paladin Resources Ltd.                                                                   131,685                  785,101 (a)
Pan Asia Environmental Protection Group Ltd.                                             254,000                   97,725 (a)
PetroChina Company Ltd.                                                                   12,000                   21,392
Petroleo Brasileiro S.A. ADR                                                              30,375                2,922,683
Saipem S.p.A.                                                                             73,998                2,967,619
Tesco Corp.                                                                               12,541                  359,550 (a)
Thai Oil PCL                                                                              57,000                  146,371
TMK OAO GDR                                                                                8,422                  378,990 (a,b)
Total S.A.                                                                                30,663                2,547,737
                                                                                                               16,738,472

FINANCIALS - 5.1%
Allianz AG (Regd.)                                                                         2,246                  485,833
AXA S.A.                                                                                  24,176                  968,141
Banca Intesa S.p.A.                                                                      218,007                1,724,368
Banco do Brasil S.A.                                                                       8,934                  152,581
Banco Santander Central Hispano S.A. (Regd.)                                              99,388                2,149,139
Bank of Yokohama Ltd.                                                                    117,803                  826,725
BNP Paribas                                                                               14,541                1,577,893
CapitaLand Ltd.                                                                          174,000                  757,914
China Vanke Company Ltd.                                                                  29,500                   76,612
Chinatrust Financial Holding Company Ltd.                                                129,000                   91,676 (a)
Credit Agricole S.A.                                                                      24,490                  826,035
Dubai Islamic Bank                                                                        85,014                  254,630
Egyptian Financial Group-Hermes Holding                                                   24,840                  297,202
Emaar Properties                                                                          41,245                  167,334
Hung Poo Real Estate Development Corp.                                                   118,350                   87,391
Kookmin Bank                                                                              16,030                1,181,636 (a)
Lloyds TSB Group, PLC                                                                     79,886                  750,580
Megaworld Corp.                                                                          989,059                   89,860
Metropolitan Bank & Trust                                                                 65,700                   86,751
Mitsubishi Estate Company Ltd.                                                            91,000                2,195,274
Mitsubishi UFJ Financial Group, Inc.                                                     223,623                2,095,809
Nomura Holdings, Inc.                                                                    150,200                2,547,814
Ping An Insurance Group                                                                   16,500                  176,905
Plaza Centers N.V.                                                                        20,609                   94,356 (a)
Prudential PLC                                                                            99,175                1,405,615
PT Bank Niaga                                                                          1,557,867                  149,277
Reliance Capital Ltd. ADR                                                                  1,060                   69,576 (a,b)
Royal Bank of Scotland Group, PLC                                                        155,934                1,378,186
Samsung Fire & Marine Insurance Company Ltd.                                                 840                  227,039
Siam Commercial Bank PCL                                                                  75,400                  191,382
Sony Financial Holdings Inc.                                                                 284                1,085,512 (a)
Standard Bank Group, Ltd.                                                                  9,117                  133,506
State Bank of India Ltd. GDR                                                               1,280                  156,160
Sumitomo Realty & Development Company Ltd.                                                21,000                  519,760
Sun Hung Kai Properties Ltd.                                                              42,087                  892,758
Swiss Reinsurance                                                                          5,184                  368,372
Tisco Bank PCL                                                                             4,783                    4,260
Tisco Bank PCL                                                                            93,907                   82,240
Unibail-Rodamco (REIT)                                                                     3,239                  709,958
UniCredito Italiano S.p.A.                                                               277,872                2,307,573
Woori Investment & Securities Co Ltd                                                       6,680                  188,043
                                                                                                               29,531,676

HEALTHCARE - 0.8%
GlaxoSmithKline PLC ADR                                                                    2,700                  136,053
Novartis AG ADR                                                                              884                   48,010
Roche Holding AG                                                                          21,224                3,666,841
Smith & Nephew PLC ADR                                                                     7,585                  435,531
Teva Pharmaceutical Industries Ltd. ADR                                                    3,909                  181,690
Yuhan Corp.                                                                                  700                  151,808 (a)
                                                                                                                4,619,933

INDUSTRIALS - 4.4%
ABB Ltd. (Regd.)                                                                          76,150                2,194,067
ABB Ltd. ADR                                                                               6,147                  177,034
ACS Actividades de Construccion y Servicios S.A.                                           1,791                  106,443
Alstom                                                                                     6,415                1,378,721
Asahi Glass Company Ltd.                                                                  72,002                  966,128
Brambles Ltd.                                                                             57,103                  578,106
CAE, Inc.                                                                                202,974                2,737,306
Canadian National Railway Co.                                                             26,463                1,250,822
China Communications Construction Company Ltd.                                           111,055                  293,397
China High Speed Transmission Equipment Group Company Ltd.                                82,000                  218,740 (a)
China Infrastructure Machinery Holdings Ltd.                                              43,016                   68,187
Daewoo Shipbuilding & Marine Engineering Company Ltd.                                      1,610                   88,752 (a)
Doosan Heavy Industries and Construction Company Ltd.                                      2,430                  327,098 (a)
East Japan Railway Co.                                                                       191                1,576,351
Empresas ICA Sociedad Controladora S.A. de C.V.                                           29,474                  194,409 (a)
Enka Insaat ve Sanayi AS                                                                  14,029                  245,335
Fraser and Neave Ltd.                                                                     20,000                   81,976
Gamuda BHD                                                                                72,315                  105,400
Group 4 Securicor PLC                                                                    122,593                  597,272
Group 4 Securicor PLC                                                                    146,249                  705,429
Hyundai Development Co.                                                                    2,390                  233,625 (a)
Hyunjin Materials Company Ltd.                                                             4,010                  172,215 (a)
Italian-Thai Development PCL                                                             221,145                   54,490
Italian-Thai Development PCL NVDR                                                        288,979                   70,776
IVRCL Infrastructures & Projects Ltd.                                                     10,272                  145,656
Jaiprakash Associates Ltd.                                                                25,130                  271,192
Komatsu Ltd.                                                                              31,906                  868,229
Larsen & Toubro Ltd.                                                                       7,988                  844,095
Mitsubishi Heavy Industries Ltd.                                                         250,000                1,076,400
Murray & Roberts Holdings Ltd.                                                             8,695                  129,769
Orascom Construction Industries                                                           13,108                1,363,945
Orkla ASA                                                                                 38,538                  747,005
Sandvik AB                                                                                68,866                1,185,379
Schneider Electric S.A.                                                                    4,352                  589,708
Siemens AG (Regd.)                                                                        19,427                3,091,978
United Tractors Tbk PT                                                                   123,500                  143,322
Vinci S.A.                                                                                14,472                1,071,693
                                                                                                               25,950,450

INFORMATION TECHNOLOGY - 2.2%
AAC Acoustic Technologies Holdings Inc.                                                  104,129                  140,220 (a)
Alibaba.com Ltd.                                                                          79,812                  288,136 (a,b)
Delta Electronics Inc.                                                                    57,982                  198,431
HON HAI Precision Industry Company Ltd.                                                   39,120                  243,637
Hoya Corp.                                                                                 7,800                  248,561
Ibiden Company Ltd.                                                                       28,599                1,983,997
Kingdee International Software Group Company Ltd.                                             66                       51
MediaTek Inc.                                                                             15,210                  197,426
Nidec Corp.                                                                                9,528                  706,188
Nintendo Company Ltd.                                                                        300                  179,654
Nokia OYJ                                                                                 94,797                3,675,618
Research In Motion Ltd.                                                                   17,882                2,027,819 (a)
Samsung Electronics Company Ltd.                                                           2,650                1,574,061
Sohu.com Inc.                                                                              2,429                  132,429 (a)
Taiwan Semiconductor Manufacturing Company Ltd.                                          676,395                1,292,959
Taiwan Semiconductor Manufacturing Company Ltd. ADR                                       13,446                  133,922
                                                                                                               13,023,109

MATERIALS - 3.6%
Anglo Platinum Ltd.                                                                        5,860                  866,051
Barrick Gold Corp.                                                                         8,126                  341,698
Bayer AG                                                                                  28,266                2,584,134
BHP Billiton PLC                                                                         113,107                3,480,832
China Grand Forest                                                                       944,727                  199,913 (a)
Eurasian Natural Resources Corp.                                                           6,546                   83,395 (a)
Israel Chemicals Ltd.                                                                     19,208                  244,579
Linde AG                                                                                  14,574                1,927,301
Maanshan Iron & Steel                                                                    112,000                   74,548
Makhteshim-Agan Industries Ltd.                                                           21,173                  194,347 (a)
MMC Norilsk Nickel ADR                                                                       782                  211,727
Novozymes (Series B)                                                                      11,420                1,303,211
PAN American Silver Corp.                                                                  2,786                   97,315 (a)
Polymetal GDR                                                                             20,259                  144,649 (a,b)
POSCO                                                                                        220                  135,142
Potash Corp of Saskatchewan                                                               19,889                2,891,655
Rio Tinto PLC (Regd.)                                                                     17,861                1,890,412
Samling Global Ltd.                                                                      222,000                   44,700
Sinofert Holdings Ltd.                                                                   316,000                  295,437
Syngenta AG (Regd)                                                                         4,045                1,030,767
Toray Industries Inc.                                                                    367,000                2,874,502
Vedanta Resources PLC                                                                      4,309                  175,496
                                                                                                               21,091,811

TELECOMMUNICATION SERVICES - 2.8%
America Movil S.A. de C.V. ADR (Series L)                                                 30,537                1,874,666
Bharti Airtel Ltd.                                                                        11,568                  290,557 (a)
China Mobile Ltd.                                                                         24,494                  433,186
Hellenic Telecommunications Organization S.A.                                             46,655                1,718,941
Mobile Telesystems OJSC ADR                                                                7,335                  746,629
MTN Group, Ltd.                                                                          104,353                1,955,335
Orascom Telecom Holding SAE                                                                4,360                   72,629
Orascom Telecom Holding SAE GDR                                                            2,251                  186,833
Philippine Long Distance Telephone Co.                                                       651                   50,077
Singapore Telecommunications Ltd.                                                        418,990                1,164,306
Telekom Malaysia Bhd                                                                      47,700                  161,548
Telekomunikasi Indonesia Tbk PT (Series B)                                               134,500                  145,347
Telenor ASA                                                                              166,544                3,979,683
Turkcell Iletisim Hizmet AS ADR                                                            3,946                  108,791
Vodafone Group, PLC                                                                      882,692                3,299,809
Vodafone Group, PLC ADR                                                                    2,612                   97,480
                                                                                                               16,285,817

UTILITIES - 1.5%
CEZ                                                                                        3,160                  237,007
E.ON AG                                                                                   12,481                2,656,704
First Philippine Holdings Corp.                                                            9,230                   16,213
National Grid PLC                                                                         66,635                1,106,248
PNOC Energy Development Corp.                                                          1,214,180                  191,209
RWE AG                                                                                     4,234                  594,271
Suez S.A.                                                                                 20,163                1,372,852
Veolia Environnement                                                                      25,847                2,359,961
                                                                                                                8,534,465

TOTAL COMMON STOCK
  (COST $126,291,590)                                                                                         160,148,229

------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCK - 0.8%
------------------------------------------------------------------------------------------------------------------------

All America Latina Logistica S.A.                                                         63,200                  818,050
Cia Vale do Rio Doce                                                                      19,213                  547,786
Cia Vale do Rio Doce ADR                                                                 114,044                3,190,951 (h)
NET Servicos de Comunicacao S.A.                                                           8,343                  101,710 (a)
Petroleo Brasileiro S.A.                                                                   2,800                  139,056

TOTAL PREFERRED STOCK                                                                                           4,797,553
(COST $2,507,664)

TOTAL FOREIGN EQUITY                                                                                          164,945,782
(COST $128,799,254)

                                                                                PRINCIPAL AMOUNT              VALUE
-----------------------------------------------------------------------------------------------------------------------------
BONDS AND NOTES - 20.5%
-----------------------------------------------------------------------------------------------------------------------------

U.S. TREASURIES - 7.4%
U.S. Treasury Bonds
  4.50%                                                    02/15/36                     $ 70,000           $       70,379
  4.75%                                                    02/15/37                    3,585,000                3,752,061
U.S. Treasury Notes
  3.63%                                                    10/31/09                    6,377,000                6,440,388
  4.25%                                                    09/30/12                    7,422,000                7,681,250
  4.50%                                                    11/15/10 - 05/15/17         4,060,000                4,206,900
  4.63%                                                    11/15/09 - 02/15/17         5,889,000                6,145,929 (h)
  4.75%                                                    08/15/17                    6,304,000                6,657,591
  4.88%                                                    06/30/12                    8,072,000                8,560,437
                                                                                                               43,514,935

FEDERAL AGENCIES - 0.2%
Federal Home Loan Mortgage Corp.
  4.88%                                                      02/09/10                  1,055,000                1,082,253 (h)

AGENCY MORTGAGE BACKED - 5.9%
Federal Home Loan Mortgage Corp.
  4.50%                                                      06/01/33 - 02/01/35         150,361                  142,208 (h)
  5.00%                                                      07/01/35 - 10/01/35         316,938                  309,457 (h)
  5.50%                                                      05/01/20                     20,801                   21,068 (h)
  6.00%                                                      04/01/17 - 05/01/35         331,359                  336,806 (h)
  6.50%                                                      01/01/27 - 07/01/36         245,807                  253,179 (h)
  7.00%                                                      10/01/16 - 08/01/36         357,972                  374,869 (h)
  7.50%                                                      11/01/09 - 09/01/33          14,093                   14,875 (h)
  8.00%                                                      04/01/30 - 11/01/30           2,377                    2,535 (h)
  9.00%                                                      04/01/16 - 06/01/21           2,457                    2,640 (h)
  6.00%                                                      TBA                         960,000                  974,100 (c)
Federal National Mortgage Assoc.
  4.00%                                                      05/01/19 - 06/01/19         111,579                  107,648 (h)
  4.50%                                                      05/01/18 - 02/01/35         606,847                  589,352 (h)
  5.00%                                                      07/01/20 - 08/01/35         468,463                  458,756 (h)
  5.00%                                                      07/01/35                    344,978                  348,759 (h,i)
  5.10%                                                      08/01/35                    226,416                  227,716 (h,i)
  5.26%                                                      04/01/37                    106,731                  107,533 (i)
  5.44%                                                      04/01/37                      9,830                    9,922 (i)
  5.50%                                                      03/01/14 - 08/01/35         609,237                  613,499 (h)
  5.53%                                                      04/01/37                    134,981                  136,889 (i)
  5.59%                                                      04/01/37                    239,541                  243,496 (i)
  5.62%                                                      03/01/37                      8,400                    8,506 (i)
  5.63%                                                      06/01/37                    171,225                  173,934 (i)
  5.66%                                                      05/01/37                     68,293                   69,338 (i)
  5.68%                                                      04/01/37                     87,691                   89,152 (i)
  5.70%                                                      04/01/37                    167,114                  169,793 (i)
  5.71%                                                      04/01/37                    139,471                  141,721 (i)
  5.72%                                                      04/01/37                     43,515                   44,301 (i)
  5.85%                                                      06/01/37                    211,502                  215,567 (i)
  6.00%                                                      07/01/14 - 08/01/35       1,923,268                1,954,834 (h)
  6.04%                                                      10/01/37                    191,425                  195,115 (i)
  6.50%                                                      01/01/15 - 02/01/35       1,210,002                1,248,456 (h)
  7.00%                                                      10/01/16 - 06/01/36         305,979                  321,085 (h)
  7.50%                                                      12/01/09 - 03/01/34          37,927                   40,038 (h)
  8.00%                                                      12/01/11 - 11/01/33          18,671                   19,748 (h)
  8.50%                                                      07/01/30 - 05/01/31           1,668                    1,795 (h)
  9.00%                                                      06/01/09 - 12/01/22          11,664                   12,290 (h)
  5.00%                                                      TBA                       5,822,000                5,728,190 (c)
  5.50%                                                      TBA                       9,100,000                9,091,713 (c)
  6.00%                                                      TBA                       6,710,000                6,812,744 (c)
  6.50%                                                      TBA                         360,000                  370,012 (c)
Government National Mortgage Assoc.
  4.50%                                                      08/15/33 - 09/15/34         215,875                  207,739 (h)
  5.00%                                                      08/15/33                     53,487                   52,789 (h)
  6.00%                                                      04/15/30 - 09/15/36         211,497                  216,819 (h)
  6.50%                                                      02/15/24 - 06/15/36         103,309                  106,864 (h)
  7.00%                                                      03/15/12 - 10/15/36         119,826                  125,365 (h)
  8.00%                                                      06/15/30                         63                       68 (h)
  8.50%                                                      10/15/17                     24,195                   26,085 (h)
  9.00%                                                      11/15/16 - 12/15/21          29,017                   31,212 (h)
  5.50%                                                      TBA                       1,835,000                1,842,454 (c)
                                                                                                               34,593,034
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 0.4%
Collateralized Mortgage Obligation Trust (Class B)
  3.74%                                                      11/01/18                        870                      789 (d,f,h)
Federal Home Loan Mortgage Corp.
  1.42%                                                      04/15/37                    348,625                   26,360 (g,i)
  1.72%                                                      05/15/37                    467,557                   33,978 (g,i)
  1.79%                                                      04/25/37                    268,976                   20,383 (g,i)
  2.12%                                                      12/15/30                    281,318                   17,582 (g,h,i)
  2.75%                                                      09/15/36                    304,198                   33,747 (g,h,i)
  4.30%                                                      12/15/33                     19,745                   16,544 (h,i)
  4.50%                                                      03/15/18 - 03/15/19          75,758                    6,444 (g,h)
  5.00%                                                      04/15/14 - 12/01/34       1,548,678                  313,601 (g,h)
  5.50%                                                      04/15/17 - 06/15/33          69,298                   13,138 (g,h)
  5.50%                                                      04/15/26                    386,188                  391,262
  7.50%                                                      01/15/16                      5,640                    5,843 (h)
  7.50%                                                      07/15/27                      6,895                    1,210 (g,h)
  8.00%                                                      04/15/20                        362                      377 (h)
  8.00%                                                      02/01/23 - 07/01/24           2,676                      607 (g,h)
  8.61%                                                      11/15/37                    278,600                  207,189 (d,f)
  21.57%                                                     09/25/43                    206,188                    2,324 (d,g,h,i)
Federal Home Loan Mortgage STRIPS
  6.04%                                                      08/01/27                        586                      476 (d,f,h)
Federal National Mortgage Assoc.
  1.59%                                                      05/25/37 - 06/25/37       4,118,337                  272,947 (g,i)
  1.91%                                                      03/25/37                    277,167                   26,114 (g,i)
  2.14%                                                      10/25/29                     36,087                    2,184 (g,h,i)
  2.34%                                                      07/25/37                    774,446                   72,000 (g,i)
  2.74%                                                      09/25/42                    127,873                   10,030 (g,h,i)
  2.79%                                                      04/25/17 - 10/25/17          75,181                    5,324 (g,h,i)
  2.84%                                                      08/25/16                     21,163                    1,104 (g,h,i)
  4.50%                                                      05/25/18                     47,055                    3,963 (g,h)
  4.75%                                                      11/25/14                     10,523                      423 (g,h)
  5.00%                                                      08/25/17                     10,900                    1,274 (g,h)
  5.00%                                                      10/25/35                     85,000                   76,465
  5.50%                                                      03/25/29 - 01/25/33         471,040                  466,563
  8.00%                                                      07/25/14                      5,613                    5,662 (h)
  39.31%                                                     12/25/42                     97,029                    2,850 (d,g,h,i)
Federal National Mortgage Assoc. (Class 2)
  5.50%                                                      12/01/33                     75,551                   18,009 (g,h)
Federal National Mortgage Assoc. (Class S)
  2.24%                                                      02/25/31                     39,366                    2,041 (g,h,i)
Federal National Mortgage Assoc. REMIC
  4.50%                                                      11/25/13                     30,496                      833 (g,h)
  5.00%                                                      10/25/22                     47,835                    7,108 (g,h)
  5.91%                                                      03/25/31                     37,084                   38,004 (h,i)
Federal National Mortgage Assoc. REMIC (Class B)
  4.49%                                                      12/25/22                        988                      858 (d,f,h)
Federal National Mortgage Assoc. STRIPS (Class 2)
  5.00%                                                      08/01/34                    979,170                  250,300 (g)
  7.50%                                                      11/01/23                     18,363                    5,159 (g,h)
  8.00%                                                      08/01/23 - 07/01/24           5,955                    1,401 (g,h)
  8.50%                                                      03/01/17 - 07/25/22           2,190                      503 (g,h)
  9.00%                                                      05/25/22                      1,018                      279 (g,h)
                                                                                                                2,363,252
ASSET BACKED - 1.3%
Bear Stearns Asset Backed Securities Inc. (Class A)
  5.24%                                                      01/25/34                      4,827                    4,627 (h,i)
Capital One Master Trust (Class C)
  6.70%                                                      06/15/11                     36,000                   36,271 (b,h)
Capital One Multi-Asset Execution Trust (Class A)
  5.06%                                                      03/16/15                    100,000                   98,784 (h,i)
Carmax Auto Owner Trust
  4.35%                                                      03/15/10                     24,000                   23,917 (h)
Chase Funding Mortgage Loan Asset-Backed Certificates
  5.37%                                                      03/25/32                      5,949                    5,853 (h,i)
Citibank Credit Card Issuance Trust
  4.45%                                                      04/07/10                     22,000                   21,967 (h)
Discover Card Master Trust I (Class A)
  5.06%                                                      04/17/12                  3,500,000                3,489,061 (h,i)
Fleet Home Equity Loan Trust (Class A)
  5.20%                                                      01/20/33                      9,088                    8,617 (h,i)
Honda Auto Receivables Owner Trust (Class A)
  4.15%                                                      10/15/10                     27,284                   27,199 (h)
Mid-State Trust
  7.54%                                                      07/01/35                      3,388                    3,610 (h)
Option One Mortgage Loan Trust
  5.00%                                                      06/25/37                  1,000,000                  913,082 (i)
Peco Energy Transition Trust
  6.52%                                                      12/31/10                     17,000                   18,024 (h)
Residential Asset Mortgage Products, Inc.
  5.11%                                                      03/25/34                      2,440                    2,432 (h,i)
Residential Asset Securities Corp.
  5.37%                                                      07/25/32                      2,951                    2,754 (h,i)
Residential Asset Securities Corp. (Class A)
  4.16%                                                      07/25/30                     13,872                   13,692 (h,i)
Swift Master Auto Receivables Trust (Class A)
  5.13%                                                      06/15/12                  1,000,000                  956,602 (i)
Triad Auto Receivables Owner Trust (Class A)
  5.29%                                                      02/12/14                  2,000,000                1,952,395 (i)
Wells Fargo Home Equity Trust
  3.97%                                                      05/25/34                      9,840                    9,242 (h,i)
                                                                                                                7,588,129
CORPORATE NOTES - 3.1%
Abbey National PLC
  7.95%                                                      10/26/29                     39,000                   44,728 (h)
AES Ironwood LLC
  8.86%                                                      11/30/25                    246,959                  270,420 (h)
American Electric Power Company, Inc. (Series C)
  5.38%                                                      03/15/10                    300,000                  304,008 (h)
American Electric Power Company, Inc. (Series D)
  5.25%                                                      06/01/15                    161,000                  154,938 (h)
American International Group, Inc.
  5.85%                                                      01/16/18                    151,000                  152,088
American Railcar Industries, Inc.
  7.50%                                                      03/01/14                     15,000                   14,175 (h)
Amgen Inc.
  5.85%                                                      06/01/17                    125,000                  126,956 (b,h)
Appalachian Power Co. (Series G)
  3.60%                                                      05/15/08                     16,000                   15,886 (h)
Archer-Daniels-Midland Co.
  6.45%                                                      01/15/38                    100,000                  102,238
Arizona Public Service Co.
  6.25%                                                      08/01/16                     45,000                   45,795 (h)
AT&T, Inc.
  4.13%                                                      09/15/09                    300,000                  297,156
BAC CAP TRUST V
  5.63%                                                      03/08/35                    222,000                  188,342 (h)
Banco Mercantil del Norte S.A.
  5.88%                                                      02/17/14                     60,000                   59,370 (b,h,i)
  6.14%                                                      10/13/16                    170,000                  168,113 (b,h,i)
Banco Santander Chile
  5.38%                                                      12/09/14                     64,000                   64,038 (b,h)
Basell AF SCA
  8.38%                                                      08/15/15                    130,000                  104,975 (b)
Bear Stearns Companies Inc.
  5.85%                                                      07/19/10                     90,000                   89,899 (h)
  6.95%                                                      08/10/12                    325,000                  334,165 (h)
BellSouth Corp.
  6.55%                                                      06/15/34                     59,000                   60,790 (h)
Bertin Ltd.
  10.25%                                                     10/05/16                    100,000                  104,380 (b,h)
BJ Services Co.
  5.75%                                                      06/01/11                     40,000                   41,062 (h)
Bristol-Myers Squibb Co.
  5.88%                                                      11/15/36                     85,000                   83,977 (h)
British Telecommunications PLC
  8.63%                                                      12/15/10                     15,000                   16,422 (h)
Cadbury Schweppes US Finance LLC
  3.88%                                                      10/01/08                     31,000                   30,812 (b,h)
Capital One Bank
  6.50%                                                      06/13/13                     21,000                   20,702 (h)
Cargill Inc.
  6.00%                                                      11/27/17                    275,000                  274,372 (b)
Carolina Power & Light Co.
  5.15%                                                      04/01/15                     34,000                   33,726 (h)
  5.70%                                                      04/01/35                     17,000                   16,402 (h)
  6.13%                                                      09/15/33                     22,000                   22,466 (h)
Chubb Corp.
  6.00%                                                      05/11/37                     90,000                   86,257 (h)
Citigroup Capital
  8.30%                                                      12/21/57                     51,000                   53,862 (i)
Citigroup, Inc.
  5.13%                                                      02/14/11 - 05/05/14         265,000                  263,067 (h)
Clarendon Alumina Production Ltd.
  8.50%                                                      11/16/21                    205,000                  213,713 (b,h)
Consumers Energy Co.
  5.15%                                                      02/15/17                     42,000                   40,133 (h)
COX Communications, Inc.
  7.13%                                                      10/01/12                     60,000                   64,162 (h)
  7.75%                                                      11/01/10                     85,000                   90,919 (h)
CSX Transportation, Inc.
  9.75%                                                      06/15/20                    211,000                  272,416 (h)
DaimlerChrysler NA Holding Corp.
  4.05%                                                      06/04/08                     52,000                   51,800 (h)
DBS Bank Ltd.
  7.88%                                                      08/10/09                    130,000                  136,579 (b,h)
Diageo Capital PLC
  5.20%                                                      01/30/13                     93,000                   93,609
Dominion Resources, Inc.
  5.69%                                                      05/15/08                     77,300                   77,471 (h,k)
Dominion Resources, Inc. (Series B)
  6.30%                                                      09/30/66                    335,000                  324,724 (h,i)
Dover Corp.
  6.50%                                                      02/15/11                     75,000                   78,111 (h)
DP WORLD Ltd.
  6.85%                                                      07/02/37                    100,000                   95,064 (b,h)
Duke Energy Corp.
  5.38%                                                      01/01/09                     50,000                   50,340 (h)
EI Du Pont de Nemours & Co.
  4.88%                                                      04/30/14                     70,000                   68,292 (h)
El Paso Electric Co.
  6.00%                                                      05/15/35                     60,000                   56,092 (h)
Empresa Energetica de Sergipe and Sociedade Anonima de Eletrificaao da Paraiba
  10.50%                                                     07/19/13                     30,000                   32,400 (b,h)
FirstEnergy Corp. (Series B)
  6.45%                                                      11/15/11                    172,000                  177,610 (h)
Galaxy Entertainment Finance Company Ltd.
  9.88%                                                      12/15/12                    100,000                  107,000 (h)
Globo Comunicacoes e Participacoes S.A.
  7.25%                                                      04/26/22                    100,000                   96,750 (b,h)
GMAC LLC
  5.63%                                                      05/15/09                    274,000                  258,510 (h)
Golden West Financial Corp.
  4.75%                                                      10/01/12                     10,000                    9,753 (h)
Goldman Sachs Group, Inc.
  6.60%                                                      01/15/12                    410,000                  436,098 (h)
GTE Corp.
  6.94%                                                      04/15/28                    163,000                  174,595 (h)
  7.51%                                                      04/01/09                     52,000                   53,585 (h)
Hexion US Finance Corp.
  9.75%                                                      11/15/14                    185,000                  199,800 (h)
HSBC Bank USA NA
  4.63%                                                      04/01/14                    395,000                  374,238 (h)
HSBC Capital Funding LP
  4.61%                                                      12/31/49                     34,000                   31,297 (b,h,i)

HSBC Capital Funding LP (Series 1)
  9.55%                                                      12/31/49                     27,000                   29,511 (b,h,i)
HSBC Finance Corp.
  6.75%                                                      05/15/11                     60,000                   63,417 (h)
Hydro Quebec
  8.50%                                                      12/01/29                    260,000                  369,141 (h)
Idearc, Inc.
  8.00%                                                      11/15/16                    185,000                  169,737 (h)
IIRSA Norte Finance Ltd.
  8.75%                                                      05/30/24                    111,706                  126,507 (b,h)
ING Capital Funding TR III
  8.44%                                                      12/29/49                    181,000                  192,813 (h,i)
ING Groep N.V.
  5.78%                                                      12/29/49                    357,000                  332,073 (h,i)
Intergen N.V.
  9.00%                                                      06/30/17                    159,000                  167,347 (b,h)
International Business Machines Corp.
  4.75%                                                      11/29/12                    125,000                  125,838 (h)
International Steel Group Inc.
  6.50%                                                      04/15/14                     95,000                   97,533 (h)
Interoceanica IV Finance Ltd.
  4.03%                                                      11/30/18                    100,000                   64,730 (b,d,h)
  4.21%                                                      11/30/25                    100,000                   47,450 (b,d,h)
iStar Financial, Inc. (REIT)
  7.00%                                                      03/15/08                     23,000                   22,960 (h)
JBS S.A.
  9.38%                                                      02/07/11                    100,000                   97,880
JP Morgan Chase & Co.
  7.00%                                                      11/15/09                     55,000                   57,262 (h)
JP Morgan Chase Bank
  5.88%                                                      06/13/16                    180,000                  182,893
Kansas Gas & Electric
  5.65%                                                      03/29/21                    106,180                  102,598 (h)
Kazkommerts International BV
  7.00%                                                      11/03/09                      5,000                    4,675 (b)
Landsbanki Islands
  5.73%                                                      08/25/09                    100,000                   99,831 (b,h,i)
Libbey Glass Inc.
  11.91%                                                     06/01/11                    105,000                  110,644 (i)
Lukoil International Finance BV
  6.36%                                                      06/07/17                    100,000                   94,670 (b)
Majestic Star Casino LLC
  9.50%                                                      10/15/10                    145,000                  137,025 (h)
Marfrig Overseas Ltd.
  9.63%                                                      11/16/16                    100,000                   99,375 (b)
Markel Corp.
  7.35%                                                      08/15/34                     80,000                   84,230 (h)
McDonald's Corp.
  5.80%                                                      10/15/17                     94,000                   96,946
Mediacom LLC
  9.50%                                                      01/15/13                    105,000                   97,519 (h)
Merck & Company, Inc.
  5.75%                                                      11/15/36                     85,000                   84,519 (h)
Midamerican Energy Holdings Co.
  6.13%                                                      04/01/36                     45,000                   44,893 (h)
Mizuho Financial Group Cayman Ltd.
  8.38%                                                      12/29/49                    115,000                  116,201

Morgan Stanley
  4.93%                                                      05/07/09                    820,000                  809,840 (i)
  5.95%                                                      12/28/17                    200,000                  199,510
Munich Re America Corp. (Series B)
  7.45%                                                      12/15/26                     70,000                   77,901 (h)
Nakilat Inc.
  6.27%                                                      12/31/33                    105,000                   95,470 (b,h)
Nelnet, Inc.
  5.13%                                                      06/01/10                     94,000                   90,085 (h)
Nevada Power Co. (Series N)
  6.65%                                                      04/01/36                     65,000                   65,806 (h)
NGPL PipeCo LLC
  7.12%                                                      12/15/17                    107,000                  109,712 (b)
Nisource Finance Corp.
  7.88%                                                      11/15/10                     40,000                   42,460 (h)
Norfolk Southern Corp.
  6.00%                                                      04/30/08                     20,000                   20,070 (h)
  8.63%                                                      05/15/10                    110,000                  119,636 (h)
Norfolk Southern Railway Co.
  9.75%                                                      06/15/20                     32,000                   43,669 (h)
Northeast Utilities (Series B)
  3.30%                                                      06/01/08                     23,000                   22,768 (h)
Northern States Power Co.
  6.25%                                                      06/01/36                     15,000                   15,587 (h)
NorthWestern Corp.
  5.88%                                                      11/01/14                     82,000                   80,822 (h)
Ohio Power Co. (Series E)
  6.60%                                                      02/15/33                     18,000                   18,082 (h)
OPTI Canada Inc.
  8.25%                                                      12/15/14                     92,000                   91,080 (b)
Pacific Gas & Electric Co.
  5.80%                                                      03/01/37                    125,000                  119,705
PanAmSat Corp.
  9.00%                                                      08/15/14                    123,000                  123,615 (h)
Pemex Finance Ltd.
  9.03%                                                      02/15/11                     66,950                   71,534 (h)
Pemex Project Funding Master Trust
  6.13%                                                      08/15/08                      4,000                    4,012
  7.88%                                                      02/01/09                     36,000                   37,090
Petrobras International Finance Co.
  5.88%                                                      03/01/18                    140,000                  140,053
PNC Preferred Funding Trust I
  6.52%                                                      12/31/49                    275,000                  247,330 (b,i)
Potomac Edison Co.
  5.35%                                                      11/15/14                     15,000                   14,552 (h)
Public Service Company of Colorado
  7.88%                                                      10/01/12                    115,000                  128,324 (h)
Puget Sound Energy, Inc.
  3.36%                                                      06/01/08                     13,000                   12,896 (h)
  5.48%                                                      06/01/35                     52,000                   44,901 (h)
Puget Sound Energy, Inc. (Series A)
  6.97%                                                      06/01/67                    160,000                  143,417 (i)
Rabobank Capital Funding II
  5.26%                                                      12/31/49                    107,000                   99,690 (b,h,i)
Rabobank Capital Funding Trust
  5.25%                                                      12/29/49                     20,000                   17,901 (b,h,i)
Rede Empresas de Energia Eletrica S.A.
  11.13%                                                     04/02/49                    100,000                   98,000 (b)
Rock-Tenn Co.
  8.20%                                                      08/15/11                    195,000                  201,825
Royal Bank of Scotland Group PLC
  5.00%                                                      10/01/14                     80,000                   76,749 (h)
RSHB Capital S.A.
  6.30%                                                      05/15/17                    100,000                   94,750 (b)
Sabine Pass LNG LP
  7.25%                                                      11/30/13                    130,000                  124,150
  7.50%                                                      11/30/16                    180,000                  171,900
Security Benefit Life Insurance
  8.75%                                                      05/15/16                     75,000                   86,353 (b)
Sierra Pacific Resources
  8.63%                                                      03/15/14                    300,000                  320,560
Simon Property Group, L.P. (REIT)
  4.60%                                                      06/15/10                     52,000                   51,691 (h)
Skandinaviska Enskilda Banken AB
  7.50%                                                      03/29/49                    250,000                  257,347 (b,h,i)
Southern Copper Corp.
  7.50%                                                      07/27/35                     23,000                   24,359
SouthTrust Bank
  7.00%                                                      11/15/08                      5,000                    5,069 (h)
Sovereign Capital Trust VI
  7.91%                                                      06/13/36                    210,000                  202,997 (h)
Sprint Capital Corp.
  7.63%                                                      01/30/11                    430,000                  446,973
Stallion Oilfield Finance Corp.
  9.75%                                                      02/01/15                    152,000                  139,840 (b)
Standard Chartered Bank Hong Kong Ltd.
  4.38%                                                      12/03/14                    100,000                   99,020 (i)
Stewart Enterprises, Inc.
  6.25%                                                      02/15/13                     65,000                   61,100 (h)
Telecom Italia Capital S.A.
  6.20%                                                      07/18/11                    270,000                  277,799
Telefonica Emisiones SAU
  5.86%                                                      02/04/13                    150,000                  154,339
Time Warner, Inc.
  6.88%                                                      05/01/12                      4,000                    4,210 (h)
Titan Petrochemicals Group Ltd.
  8.50%                                                      03/18/12                    100,000                   88,500 (b)
Tronox Worldwide LLC
  9.50%                                                      12/01/12                    130,000                  125,450 (h)
UBS Preferred Funding Trust I
  8.62%                                                      10/29/49                     75,000                   80,148 (i)
Valspar Corp.
  5.63%                                                      05/01/12                     70,000                   70,782
Verizon Global Funding Corp.
  7.25%                                                      12/01/10                    135,000                  144,554
Verizon Pennsylvania, Inc.
  8.35%                                                      12/15/30                     50,000                   59,850 (h)
  8.75%                                                      08/15/31                     52,000                   64,823 (h)
VTB Capital S.A.
  5.49%                                                      08/01/08                    130,000                  128,700 (b,h,i)
Weatherford International, Inc.
  5.95%                                                      06/15/12                    130,000                  134,116 (b)
Wells Fargo & Co.
  5.63%                                                      12/11/17                     50,000                   50,347
Wells Fargo Bank NA
  5.95%                                                      08/26/36                    170,000                  165,157
Westar Energy, Inc.
  7.13%                                                      08/01/09                     76,000                   78,064 (h)
Westlake Chemical Corp.
  6.63%                                                      01/15/16                    180,000                  170,100 (h)
Wisconsin Electric Power
  5.70%                                                      12/01/36                     40,000                   38,296 (h)
                                                                                                               18,036,302

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 2.1%
Banc of America Commercial Mortgage Inc.
  4.13%                                                      07/10/42                    200,000                  197,021 (h)
Banc of America Commercial Mortgage Inc. (Class A)
  5.79%                                                      05/11/35                    187,284                  191,348 (h)
Banc of America Commercial Mortgage Inc. (Class C)
  5.70%                                                      04/10/17                    100,000                   90,566 (h)
Banc of America Funding Corp.
  5.74%                                                      03/20/36                     67,546                   69,814 (h,i)
  5.82%                                                      02/20/36                    135,337                  132,346 (h,i)
Banc of America Mortgage Securities (Class B)
  5.38%                                                      01/25/36                     67,476                   64,158 (h,i)
Bank of America Alternative Loan Trust
  6.50%                                                      07/25/35                     94,775                   94,185 (h)
Bear Stearns Asset Backed Securities Trust (Class A)
  5.04%                                                      07/25/36                  1,482,979                1,460,550 (h,i)
Bear Stearns Commercial Mortgage Securities
  6.02%                                                      02/14/31                     52,292                   52,653 (h)
Bear Stearns Commercial Mortgage Securities (Class A)
  5.47%                                                      04/12/38                    600,000                  606,840 (h,i)
  5.66%                                                      06/11/40                    500,000                  507,914 (h,i)
Bear Stearns Commercial Mortgage Securities (Class D)
  5.99%                                                      09/11/42                     30,000                   24,662 (b,i)
Countrywide Alternative Loan Trust
  5.98%                                                      05/25/36                     24,545                   16,399 (h,i)
  6.00%                                                      03/25/36 - 08/25/36         103,061                   25,278 (h)
Countrywide Alternative Loan Trust (Class B)
  6.00%                                                      05/25/36 - 08/25/36          54,275                   28,686 (h)
Credit Suisse Mortgage Capital Certificates (Class C)
  5.65%                                                      02/25/36                     24,479                   20,744 (h,i)
Crusade Global Trust (Class A)
  5.16%                                                      09/18/34                      9,046                    9,030 (h,i)
CS First Boston Mortgage Securities Corp.
  5.25%                                                      08/25/34                     45,935                   45,374 (h)
  5.33%                                                      10/25/35                     29,509                   23,730 (h,i)
  5.37%                                                      07/15/37                    442,680                    9,569 (b,d,h,i)
CS First Boston Mortgage Securities Corp. (Class A)
  5.44%                                                      09/15/34                     99,228                  100,381 (h)
  6.53%                                                      06/15/34                    100,000                  104,181 (h)
DLJ Commercial Mortgage Corp.
  6.24%                                                      11/12/31                    128,593                  129,230 (h)
DLJ Commercial Mortgage Corp. (Class A)
  7.18%                                                      11/10/33                    179,717                  188,058 (h)
First Union-Lehman Brothers-Bank of America
  6.56%                                                      11/18/35                     10,082                   10,075 (h)
GMAC Commercial Mortgage Securities, Inc.
  6.42%                                                      05/15/35                    151,809                  152,218 (h)
GMAC Commercial Mortgage Securities, Inc. (Class X)
  5.29%                                                      12/10/41                    692,486                   12,562 (d,h,i)
Greenwich Capital Commercial Funding Corp.
  5.12%                                                      04/10/37                     35,182                   35,242 (h)
Indymac INDA Mortgage Loan Trust
  5.14%                                                      01/25/36                    135,680                  122,010 (h,i)
Indymac INDA Mortgage Loan Trust (Class B)
  5.14%                                                      01/25/36                    135,680                  128,001 (h,i)
JP Morgan Alternative Loan Trust
  4.93%                                                      10/25/36                    927,105                  922,947 (h,i)
JP Morgan Chase Commercial Mortgage Securities Corp.
  6.20%                                                      02/12/51                     50,000                   42,941 (b,i)
  6.47%                                                      11/15/35                     25,489                   26,622 (h)
LB-UBS Commercial Mortgage Trust
  4.06%                                                      09/15/27                     56,722                   56,000 (h,i)
  5.20%                                                      01/18/12                    591,922                   12,519 (d,h,i)
  5.53%                                                      03/15/39                    600,000                  607,667 (h)
  5.66%                                                      03/15/39                    600,000                  614,497 (h,i)
  8.47%                                                      03/15/36                    508,242                   13,292 (b,d,h,i)
  8.57%                                                      02/15/40                    493,529                    9,917 (b,d,h,i)
LB-UBS Commercial Mortgage Trust (Class F)
  6.24%                                                      07/15/40                     90,000                   77,377 (i)
LB-UBS Commercial Mortgage Trust (Class X)
  8.36%                                                      12/15/39                    441,618                    7,274 (b,d,h,i)
Master Alternative Loans Trust
  6.50%                                                      08/25/34 - 05/25/35         115,618                  114,216 (h)
Master Alternative Loans Trust (Class 3)
  6.50%                                                      01/25/35                     49,334                   49,234 (h)
MLCC Mortgage Investors, Inc.
  5.37%                                                      02/25/36                     49,996                   47,951 (h,i)
Morgan Stanley Capital I
  5.28%                                                      12/15/43                    500,000                  502,765 (h,i)
  5.33%                                                      12/15/43                    500,000                  499,255 (h,i)
  5.44%                                                      02/12/44                  1,000,000                  997,701 (b,i)
  5.69%                                                      04/15/49                    700,000                  713,496 (i)
  7.11%                                                      04/15/33                     38,380                   39,267 (h)
Morgan Stanley Capital I (Class A)
  5.36%                                                      02/12/44                  1,000,000                1,003,715 (i)
Morgan Stanley Dean Witter Capital I (Class A)
  6.54%                                                      02/15/31                     10,377                   10,739 (h)
Nomura Asset Securities Corp. (Class A)
  6.59%                                                      03/15/30                     40,758                   40,853 (h)
PNC Mortgage Acceptance Corp. (Class A)
  6.36%                                                      03/12/34                    200,000                  207,398
Puma Finance Ltd. (Class A)
  5.02%                                                      03/25/34                     10,995                   10,642 (h,i)
  5.44%                                                      10/11/34                     13,818                   13,735 (h,i)
Residential Accredit Loans, Inc.
  6.00%                                                      01/25/36                    330,083                  274,460 (h)
Residential Asset Securitization Trust (Class A)
  5.27%                                                      05/25/35                    121,923                  110,167 (h,i)
Structured Asset Securities Corp. (Class X)
  15.58%                                                     02/25/28                     26,550                      664 (d,i)
Wachovia Bank Commercial Mortgage Trust
  5.42%                                                      04/15/47                    100,000                  100,008
Wachovia Bank Commercial Mortgage Trust (Class E)
  5.90%                                                      02/15/51                    285,000                  246,570 (i)
Wells Fargo Mortgage Backed Securities Trust
  5.50%                                                      01/25/36 - 03/25/36         233,678                  188,536 (h)
Wells Fargo Mortgage Backed Securities Trust (Class B)
  5.50%                                                      03/25/36                    140,667                  117,989 (h)
                                                                                                               12,333,239

SOVEREIGN BONDS - 0.1%
Government of Bahamas
  6.63%                                                      05/15/33                     19,000                   21,726 (b,h)
Government of Canada
  5.00%                                                      07/17/09                     60,000                   61,136 (h)
  7.50%                                                      09/15/29                    110,000                  142,465
Government of Manitoba Canada
  4.90%                                                      12/06/16                     75,000                   76,891 (h)
Government of Panama
  6.70%                                                      01/26/36                     75,000                   79,125
                                                                                                                  381,343
TOTAL BONDS AND NOTES
  (COST $119,709,725)                                                                                         119,892,487

                                                                                NUMBER OF SHARES               VALUE
-----------------------------------------------------------------------------------------------------------------------------
EXCHANGE TRADED FUNDS - 1.1%
-----------------------------------------------------------------------------------------------------------------------------

Financial Select Sector SPDR Fund                                                         39,631           $    1,146,525 (n)
Industrial Select Sector SPDR Fund                                                       132,105                5,173,232 (n)

TOTAL EXCHANGE TRADED FUNDS
  (COST $5,654,949)                                                                                             6,319,757

TOTAL INVESTMENTS IN SECURITIES
(COST $484,732,584)                                                                                           536,190,792

-----------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 12.0%
-----------------------------------------------------------------------------------------------------------------------------
GEI Short Term Investment Fund
  4.96%
  (COST $70,071,882)                                                                  70,071,882           $   70,071,882 (d,l)

TOTAL INVESTMENTS
  (COST $554,804,466)                                                                                         606,262,674

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (3.9)%                                                           (22,534,616)
                                                                                                           --------------
NET ASSETS  - 100.0%                                                                                       $  583,728,058
                                                                                                           ==============


-----------------------------------------------------------------------------------------------------------------------------
OTHER INFORMATION
-----------------------------------------------------------------------------------------------------------------------------

The GE Institutional Strategic Investment Fund had the following long future contract open at December 31, 2007 (unaudited):

                                                                     NUMBER OF                  CURRENT         UNREALIZED
DESCRIPTION                                      EXPIRATION DATE     CONTRACTS           NOTIONAL VALUE       DEPRECIATION
-----------------------------------------------------------------------------------------------------------------------------
S&P 500 Index Futures                              March 2008           37              $ 13,664,100       $       17,600
U.S.Treasury Notes 2 Yr. Futures                   March 2008           35                 7,358,750                7,388
U.S.Treasury Notes 10 Yr. Futures                  March 2008           49                 5,556,141               15,818
                                                                                                           --------------
                                                                                                           $       40,806
                                                                                                           ==============

GE INSTITUTIONAL INCOME FUND

SCHEDULE OF INVESTMENTS -
DECEMBER 31, 2007 (UNAUDITED)

                                                                          PRINCIPAL AMOUNT                         VALUE
--------------------------------------------------------------------------------------------------------------------------------
Bonds and Notes - 98.5%
--------------------------------------------------------------------------------------------------------------------------------

U.S. Treasuries - 34.4%
U.S. Treasury Bonds
  4.50%                                             02/15/36                 $     305,000                  $      306,650 (j)
  4.75%                                             02/15/37                    12,378,000                      12,954,814 (j)
U.S. Treasury Notes
  3.63%                                             10/31/09                    18,601,000                      18,785,894 (j)
  4.25%                                             09/30/12                    14,152,000                      14,646,329 (j)
  4.50%                                             11/15/10 - 05/15/17          5,000,000                       5,181,058 (j)
  4.63%                                             11/15/09 - 02/15/17         23,336,000                      24,359,129 (j)
  4.75%                                             08/15/17                    16,754,000                      17,693,732 (j)
  4.88%                                             06/30/12                    28,062,000                      29,760,032 (j)
                                                                                                               123,687,638

FEDERAL AGENCIES - 1.4%
Federal Home Loan Mortgage Corp.
  4.88%                                             02/09/10                     4,960,000                       5,088,127

AGENCY MORTGAGE BACKED - 27.4%
Federal Home Loan Mortgage Corp.
  4.50%                                             06/01/33 - 02/01/35            598,672                         566,221 (h)
  5.00%                                             07/01/35 - 10/01/35          1,347,425                       1,315,615 (h)
  5.50%                                             05/01/20                       132,308                         134,006 (h)
  6.00%                                             04/01/17 - 11/01/36          1,424,907                       1,449,469 (h)
  6.50%                                             01/01/27 - 08/01/36          1,787,076                       1,842,530 (h)
  7.00%                                             10/01/16 - 08/01/36            408,395                         426,343 (h)
  7.50%                                             01/01/08 - 09/01/33             58,565                          61,599 (h)
  8.00%                                             11/01/30                        54,371                          58,181 (h)
  8.50%                                             04/01/30 - 05/01/30             79,521                          85,386 (h)
  9.00%                                             12/01/16                         4,272                           4,591 (h)
  9.50%                                             04/01/21                           381                             415 (h)
  6.00%                                             TBA                          2,815,000                       2,856,347 (c)
Federal National Mortgage Assoc.
  4.00%                                             05/01/19 - 06/01/19            563,775                         543,912 (h)
  4.50%                                             05/01/18 - 02/01/35          2,962,317                       2,875,937 (h)
  5.00%                                             07/01/20 - 08/01/35          2,203,928                       2,158,041 (h)
  5.00%                                             07/01/35                     1,208,642                       1,221,890 (h,i)
  5.10%                                             08/01/35                       793,441                         797,996 (h,i)
  5.26%                                             04/01/37                       377,661                         380,501 (i)
  5.44%                                             04/01/37                        34,972                          35,299 (i)
  5.50%                                             03/01/14 - 08/01/35          2,050,957                       2,070,821 (h)
  5.53%                                             04/01/37                       478,423                         485,186 (i)
  5.59%                                             04/01/37                       847,587                         861,577 (i)
  5.61%                                             10/01/24                       105,826                         107,071 (h,i)
  5.62%                                             03/01/37                        29,888                          30,263 (i)
  5.63%                                             06/01/37                       613,556                         623,264 (i)
  5.66%                                             05/01/37                       248,783                         252,588 (i)
  5.68%                                             04/01/37                       312,031                         317,230 (i)
  5.70%                                             04/01/37                       595,360                         604,903 (i)
  5.71%                                             04/01/37                       496,403                         504,411 (i)
  5.72%                                             04/01/37                       154,837                         157,637 (i)
  5.85%                                             06/01/37                       762,391                         777,045 (i)
  6.00%                                             02/01/14 - 08/01/35          5,010,363                       5,095,588 (h)
  6.04%                                             10/01/37                       538,700                         549,085 (i)
  6.50%                                             07/01/17 - 08/01/36          4,196,175                       4,324,108 (h)
  7.00%                                             08/01/13 - 06/01/36          1,315,527                       1,376,252 (h)
  7.50%                                             12/01/09 - 03/01/34            505,102                         534,411 (h)
  8.00%                                             12/01/12 - 11/01/33            233,052                         248,437 (h)
  8.50%                                             05/01/31                        12,958                          13,943 (h)
  9.00%                                             06/01/09 - 12/01/22             48,377                          51,089 (h)
  5.00%                                             TBA                         18,396,000                      18,012,894 (c)
  5.50%                                             TBA                         19,503,000                      19,479,512 (c)
  6.00%                                             TBA                         13,970,000                      14,205,770 (c)
  6.50%                                             TBA                          2,745,000                       2,821,344 (c)
Government National Mortgage Assoc.
  4.50%                                             08/15/33 - 09/15/34          1,043,540                       1,004,157 (h)
  5.00%                                             08/15/33                       190,886                         188,396 (h)
  6.00%                                             04/15/27 - 09/15/36            925,621                         948,903 (h)
  6.50%                                             04/15/19 - 09/15/36            879,925                         910,307 (h)
  7.00%                                             03/15/12 - 10/15/36            488,805                         510,656 (h)
  7.50%                                             01/15/23 - 10/15/33            107,213                         113,884 (h)
  8.00%                                             02/15/30 - 09/15/30              2,365                           2,561 (h)
  8.50%                                             10/15/17                        17,877                          19,272 (h)
  9.00%                                             11/15/16 - 12/15/21            105,416                         113,391 (h)
  5.50%                                             TBA                          4,435,000                       4,453,015 (c)
                                                                                                                98,583,250

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 2.8%
Collateralized Mortgage Obligation Trust (Class B)
  3.74%                                             11/01/18                         1,864                           1,690 (d,f,h)
Federal Home Loan Mortgage Corp.
  1.42%                                             04/15/37                     1,229,609                          92,972 (g,i)
  1.72%                                             05/15/37                     1,637,612                         119,006 (g,i)
  1.79%                                             04/25/37                       950,692                          72,044 (g,i)
  2.12%                                             12/15/30                     1,594,390                          99,649 (g,h,i)
  2.75%                                             09/15/36                     1,053,671                         116,892 (g,h,i)
  4.30%                                             12/15/33                       231,580                         194,037 (h,i)
  4.50%                                             04/15/13 - 03/15/19          1,140,812                          92,607 (g,h)
  5.00%                                             03/15/11 - 12/01/34          7,902,823                       1,482,432 (g,h)
  5.50%                                             04/15/17 - 06/15/33            742,337                         148,218 (g,h)
  5.50%                                             04/15/26                     1,144,262                       1,159,294
  5.63%                                             06/15/33                       638,014                         653,597 (h,i)
  7.50%                                             01/15/16                        56,934                          58,987 (h)
  7.50%                                             07/15/27                        21,083                           3,701 (g,h)
  8.00%                                             04/15/20                           649                             676 (h)
  8.00%                                             02/01/23 - 07/01/24             20,140                           4,566 (g,h)
  8.61%                                             11/15/37                       840,776                         625,268 (d,f)
  21.57%                                            09/25/43                     2,409,025                          27,149 (d,g,h,i)
Federal Home Loan Mortgage STRIPS
  6.04%                                             08/01/27                         4,631                           3,759 (d,f,h)
Federal National Mortgage Assoc.
  1.59%                                             05/25/37 - 06/25/37         14,444,010                         957,458 (g,i)
  1.91%                                             03/25/37                       981,829                          92,507 (g,i)
  2.14%                                             10/25/29                       568,371                          34,398 (g,h,i)
  2.24%                                             12/25/30                       793,904                          40,230 (g,h,i)
  2.34%                                             07/25/37                     2,274,564                         211,466 (g,i)
  2.64%                                             05/25/18                       765,156                          57,815 (g,h,i)
  2.74%                                             09/25/42                     1,451,035                         113,816 (g,h,i)
  2.79%                                             04/25/17 - 10/25/17          1,149,031                          81,748 (g,h,i)
  2.84%                                             08/25/16                       330,792                          17,263 (g,h,i)
  3.24%                                             06/25/42                       465,358                          35,207 (g,h,i)
  4.00%                                             02/25/28                        27,135                          26,860 (h)
  4.50%                                             05/25/18                       228,102                          19,210 (g,h)
  4.75%                                             11/25/14                       114,903                           4,622 (g,h)
  5.00%                                             08/25/17 - 02/25/32            257,422                          24,473 (g,h)
  5.00%                                             10/25/35                       240,000                         215,900
  5.50%                                             03/25/29 - 01/25/33          1,331,998                       1,322,584
  8.00%                                             07/25/14                        90,581                          91,378 (h)
  39.31%                                            12/25/42                       554,603                          16,291 (d,g,h,i)
Federal National Mortgage Assoc. (Class 2)
  5.50%                                             12/01/33                       224,364                          53,483 (g,h)
Federal National Mortgage Assoc. (Class S)
  2.24%                                             02/25/31                       523,117                          27,117 (g,h,i)
Federal National Mortgage Assoc. REMIC
  4.50%                                             11/25/13                       211,025                           6,088 (g,h)
  5.00%                                             10/25/22                       251,201                          37,327 (g,h)
  5.91%                                             03/25/31                       509,875                         522,517 (h,i)
Federal National Mortgage Assoc. REMIC (Class B)
  4.49%                                             12/25/22                         1,401                           1,217 (d,f,h)
Federal National Mortgage Assoc. REMIC (Class J)
  1080.91%                                          03/25/22                             8                              30 (g,h)
Federal National Mortgage Assoc. REMIC (Class K)
  1008.00%                                          05/25/22                            24                             516 (g,h)
Federal National Mortgage Assoc. STRIPS (Class 1)
  5.31%                                             11/01/34                       264,362                         199,772 (d,f,h)
Federal National Mortgage Assoc. STRIPS (Class 2)
  5.00%                                             08/01/34                     3,478,812                         889,271 (g,h)
  7.50%                                             11/01/23                       114,042                          32,039 (g,h)
  8.00%                                             08/01/23 - 07/01/24             43,308                          10,177 (g,h)
  8.50%                                             03/01/17 - 07/25/22              4,409                           1,010 (g,h)
  9.00%                                             05/25/22                         1,470                             402 (g,h)
                                                                                                                10,100,736

ASSET BACKED - 7.5%
Accredited Mortgage Loan Trust (Class A)
  5.17%                                             07/25/34                        65,138                          62,889 (h,i)
BA Credit Card Trust
  5.03%                                             08/15/12                     2,000,000                       1,983,203 (h,i)
Bear Stearns Asset Backed Securities Inc. (Class A)
  5.24%                                             01/25/34                        52,644                          50,462 (h,i)
Capital One Auto Finance Trust
  5.03%                                             04/15/12                     1,500,000                       1,449,912 (h,i)
Capital One Master Trust (Class C)
  6.70%                                             06/15/11                       304,000                         306,289 (b,h)
Capital One Multi-Asset Execution Trust (Class A)
  5.06%                                             03/16/15                       270,000                         266,718 (h,i)
Carmax Auto Owner Trust
  4.35%                                             03/15/10                       301,000                         299,961 (h)
Chase Funding Mortgage Loan Asset-Backed Certificates
  5.37%                                             03/25/32                        38,949                          38,321 (h,i)
Citibank Credit Card Issuance Trust
  4.45%                                             04/07/10                       339,000                         338,495 (h)
CNH Equipment Trust (Class A)
  5.19%                                             12/15/10                        54,131                          54,097 (b,h,i)
Countrywide Asset-Backed Certificates (Class A)
  5.14%                                             05/25/36                        14,018                          14,010 (h,i)
  5.43%                                             08/25/32                         9,105                           9,034 (h,i)
Discover Card Master Trust I (Class A)
  5.06%                                             04/17/12                     4,000,000                       3,987,498 (h,i)
Fleet Home Equity Loan Trust (Class A)
  5.20%                                             01/20/33                       151,460                         143,617 (h,i)
GSAA Trust
  4.93%                                             10/25/36                     1,877,819                       1,852,549 (h,i)
Honda Auto Receivables Owner Trust (Class A)
  4.15%                                             10/15/10                       327,588                         326,563 (h)
Indymac Residential Asset Backed Trust
  6.87%                                             04/25/37                       133,000                          16,507 (h,i)
JP Morgan Mortgage Acquisition Corp.
  5.02%                                             03/01/37                     1,500,000                       1,345,035 (i)
Mid-State Trust
  7.54%                                             07/01/35                         5,545                           5,907 (h)
Option One Mortgage Loan Trust
  5.00%                                             06/25/37                     2,500,000                       2,282,706 (i)
Peco Energy Transition Trust
  6.52%                                             12/31/10                       238,000                         252,333 (h)
Residential Asset Mortgage Products, Inc.
  5.11%                                             03/25/34                         8,544                           8,515 (h,i)
  5.20%                                             12/25/33                         8,154                           8,145 (h,i)
Residential Asset Securities Corp.
  5.37%                                             07/25/32                        16,143                          15,064 (h,i)
Residential Asset Securities Corp. (Class A)
  4.16%                                             07/25/30                        61,186                          60,391 (h,i)
  5.45%                                             06/25/33                        15,556                          15,328 (h,i)
SLM Student Loan Trust (Class A)
  5.04%                                             06/15/18                       222,624                         221,378 (h,i)
Superior Wholesale Inventory Financing Trust (Class A)
  5.21%                                             06/15/10                     4,000,000                       3,982,911 (h,i)
Swift Master Auto Receivables Trust (Class A)
  5.13%                                             06/15/12                     1,500,000                       1,434,902 (i)
Triad Auto Receivables Owner Trust (Class A)
  5.29%                                             02/12/14                     1,000,000                         976,198 (i)
Wachovia Asset Securitization Inc. (Class A)
  5.09%                                             06/25/34                       131,050                         129,332 (h,i)
Washington Mutual Master Note Trust
  5.06%                                             05/15/14                     5,000,000                       4,781,950 (b,h,i)
Wells Fargo Home Equity Trust
  3.97%                                             05/25/34                       100,841                          94,706 (h,i)
                                                                                                                26,814,926

CORPORATE NOTES - 15.0%
Abbey National PLC
  7.95%                                             10/26/29                       239,000                         274,105 (h)
AES Ironwood LLC
  8.86%                                             11/30/25                       692,367                         758,142 (h)
American Electric Power Company, Inc. (Series C)
  5.38%                                             03/15/10                       665,000                         673,885 (h)
American Electric Power Company, Inc. (Series D)
  5.25%                                             06/01/15                       289,000                         278,119 (h)
American International Group, Inc.
  5.85%                                             01/16/18                       436,000                         439,141
American Railcar Industries, Inc.
  7.50%                                             03/01/14                       100,000                          94,500 (h)
Amgen Inc.
  5.85%                                             06/01/17                       390,000                         396,103 (b,h)
Archer-Daniels-Midland Co.
  6.45%                                             01/15/38                       290,000                         296,490
Arizona Public Service Co.
  6.25%                                             08/01/16                       290,000                         295,124 (h)
BAC CAP TRUST V
  5.63%                                             03/08/35                       376,000                         318,994 (h)
Banco Mercantil del Norte S.A.
  6.14%                                             10/13/16                       200,000                         197,780 (b,h,i)
Banco Santander Chile
  5.38%                                             12/09/14                       381,000                         381,224 (b,h)
Basell AF SCA
  8.38%                                             08/15/15                       763,000                         616,122 (b)
Bear Stearns Companies Inc.
  5.85%                                             07/19/10                       270,000                         269,698 (h)
  6.95%                                             08/10/12                       970,000                         997,354 (h)
BellSouth Corp.
  4.20%                                             09/15/09                       600,000                         596,301 (h)
  6.55%                                             06/15/34                       356,000                         366,804 (h)
Bertin Ltd.
  10.25%                                            10/05/16                       165,000                         172,227 (b,h)
BJ Services Co.
  5.75%                                             06/01/11                       290,000                         297,701 (h)
Bristol-Myers Squibb Co.
  5.88%                                             11/15/36                       250,000                         246,992 (h)
British Telecommunications PLC
  8.63%                                             12/15/10                       115,000                         125,901 (h)
Cadbury Schweppes US Finance LLC
  3.88%                                             10/01/08                        81,000                          80,509 (b,h)
Capital One Bank
  6.50%                                             06/13/13                       139,000                         137,027 (h)
Cargill Inc.
  6.00%                                             11/27/17                       750,000                         748,287 (b)
Carolina Power & Light Co.
  5.15%                                             04/01/15                       179,000                         177,557 (h)
  5.70%                                             04/01/35                        92,000                          88,763 (h)
  6.13%                                             09/15/33                       166,000                         169,518 (h)
Chubb Corp.
  6.00%                                             05/11/37                       320,000                         306,693 (h)
Citigroup Capital
  8.30%                                             12/21/57                       146,000                         154,192 (i)
Citigroup, Inc.
  5.13%                                             02/14/11                       490,000                         493,196 (h)
Clarendon Alumina Production Ltd.
  8.50%                                             11/16/21                       585,000                         609,862 (b,h)
Consumers Energy Co.
  5.15%                                             02/15/17                       238,000                         227,423 (h)
COX Communications, Inc.
  7.13%                                             10/01/12                       390,000                         417,054 (h)
  7.75%                                             11/01/10                       295,000                         315,541 (h)
CSX Transportation, Inc.
  9.75%                                             06/15/20                       146,000                         188,496 (h)
DaimlerChrysler NA Holding Corp.
  4.05%                                             06/04/08                       250,000                         249,038 (h)
Diageo Capital PLC
  5.20%                                             01/30/13                       286,000                         287,871
Dominion Resources, Inc. (Series B)
  6.30%                                             09/30/66                     1,145,000                       1,109,879 (h,i)
Dover Corp.
  6.50%                                             02/15/11                       225,000                         234,332 (h)
DP WORLD Ltd.
6.85%                                               07/02/37                       300,000                         285,193 (b,h)
Duke Energy Corp.
5.38%                                               01/01/09                       125,000                         125,850 (h)
EI Du Pont de Nemours & Co.
4.88%                                               04/30/14                       255,000                         248,779 (h)
El Paso Electric Co.
6.00%                                               05/15/35                       205,000                         191,647 (h)
Empresa Energetica de Sergipe and Sociedade Anonima de
  Eletrificaao da Paraiba
  10.50%                                            07/19/13                       205,000                         221,400 (b,h)
FirstEnergy Corp. (Series B)
  6.45%                                             11/15/11                       640,000                         660,874 (h)
Galaxy Entertainment Finance Company Ltd.
  9.88%                                             12/15/12                       135,000                         144,450 (h)
Globo Comunicacoes e Participacoes S.A.
  7.25%                                             04/26/22                       205,000                         198,338 (b,h)
GMAC LLC
  5.63%                                             05/15/09                       850,000                         801,946 (h)
Goldman Sachs Group, Inc.
  6.60%                                             01/15/12                       905,000                         962,607 (h)
  6.88%                                             01/15/11                       440,000                         465,584 (h)
GTE Corp.
  6.94%                                             04/15/28                       384,000                         411,315 (h)
  7.51%                                             04/01/09                       250,000                         257,618 (h)
Hexion US Finance Corp.
  9.75%                                             11/15/14                       655,000                         707,400 (h)
HSBC Bank USA NA
  4.63%                                             04/01/14                       375,000                         355,289 (h)
HSBC Capital Funding LP
  4.61%                                             12/31/49                       368,000                         338,744 (b,h,i)
HSBC Capital Funding LP (Series 1)
  9.55%                                             12/31/49                       162,000                         177,063 (b,h,i)
HSBC Finance Corp.
  6.75%                                             05/15/11                       220,000                         232,528 (h)
HSBC Holdings PLC
  6.50%                                             05/02/36                       100,000                          97,313 (h)
Hydro Quebec
  8.50%                                             12/01/29                       180,000                         255,559 (h)
Idearc, Inc.
  8.00%                                             11/15/16                       655,000                         600,962 (h)
IIRSA Norte Finance Ltd.
  8.75%                                             05/30/24                       273,680                         309,942 (b,h)
ING Capital Funding TR III
  8.44%                                             12/29/49                       718,000                         764,859 (h,i)
ING Groep N.V.
  5.78%                                             12/29/49                       450,000                         418,579 (h,i)
Intergen N.V.
  9.00%                                             06/30/17                       471,000                         495,728 (b,h)
International Business Machines Corp.
  4.75%                                             11/29/12                       300,000                         302,012 (h)
International Steel Group Inc.
  6.50%                                             04/15/14                       335,000                         343,931 (h)
Interoceanica IV Finance Ltd.
  4.03%                                             11/30/18                       365,000                         236,264 (b,d,h)
  4.21%                                             11/30/25                       365,000                         173,192 (b,d)
iStar Financial, Inc. (REIT)
  7.00%                                             03/15/08                       170,000                         169,707 (h)
JBS S.A.
  9.38%                                             02/07/11                       240,000                         234,912
JP Morgan Chase & Co.
  7.00%                                             11/15/09                       805,000                         838,100 (h)
JP Morgan Chase Bank
  5.88%                                             06/13/16                       135,000                         137,169 (h)
Kansas Gas & Electric
  5.65%                                             03/29/21                       194,663                         188,097 (h)
Kazkommerts International BV
  7.00%                                             11/03/09                        20,000                          18,700 (b,h)
Landsbanki Islands
  5.73%                                             08/25/09                       300,000                         299,494 (b,h,i)
Libbey Glass Inc.
  11.91%                                            06/01/11                       350,000                         368,812 (i)
Lippo Karawaci Finance BV
  8.88%                                             03/09/11                       500,000                         478,611
Lukoil International Finance BV
  6.36%                                             06/07/17                       265,000                         250,875 (b)
Majestic Star Casino LLC
  9.50%                                             10/15/10                       695,000                         656,775 (h)
Marfrig Overseas Ltd.
  9.63%                                             11/16/16                       245,000                         243,469 (b)
Markel Corp.
  7.35%                                             08/15/34                       245,000                         257,954 (h)
McDonald's Corp.
  5.80%                                             10/15/17                       287,000                         295,994
Mediacom LLC
  9.50%                                             01/15/13                       505,000                         469,019 (h)
Merck & Company, Inc.
  5.75%                                             11/15/36                       170,000                         169,038 (h)
Metropolitan Life Global Funding I
  4.25%                                             07/30/09                       460,000                         460,281 (b,h)
Midamerican Energy Holdings Co.
  6.13%                                             04/01/36                       245,000                         244,416 (h)
Mizuho Financial Group Cayman Ltd.
  8.38%                                             12/29/49                       405,000                         409,228
Morgan Stanley
  5.95%                                             12/28/17                       400,000                         399,020
Munich Re America Corp. (Series B)
  7.45%                                             12/15/26                       235,000                         261,524 (h)
NAK Naftogaz Ukrainy
  8.13%                                             09/30/09                       200,000                         189,500
Nakilat Inc.
  6.07%                                             12/31/33                       100,000                          91,245 (b,h)
  6.27%                                             12/31/33                       330,000                         300,049 (b,h)
Nelnet, Inc.
  5.13%                                             06/01/10                       461,000                         441,798 (h)
Nevada Power Co. (Series N)
  6.65%                                             04/01/36                       130,000                         131,612 (h)
NGPL PipeCo LLC
  7.12%                                             12/15/17                       305,000                         312,731 (b)
Nisource Finance Corp.
  7.88%                                             11/15/10                       130,000                         137,994 (h)
Norfolk Southern Corp.
  6.00%                                             04/30/08                        55,000                          55,193 (h)
  8.63%                                             05/15/10                       380,000                         413,289 (h)
Norfolk Southern Railway Co.
  9.75%                                             06/15/20                       261,000                         356,173 (h)
Northeast Utilities (Series B)
  3.30%                                             06/01/08                       235,000                         232,626 (h)
Northern States Power Co.
  6.25%                                             06/01/36                       115,000                         119,497 (h)
NorthWestern Corp.
  5.88%                                             11/01/14                       412,000                         406,080 (h)
Ohio Power Co. (Series E)
  6.60%                                             02/15/33                       121,000                         121,551 (h)
OPTI Canada Inc.
  8.25%                                             12/15/14                       330,000                         326,700 (b)
Pacific Bell
  7.13%                                             03/15/26                       135,000                         142,985 (h)
Pacific Gas & Electric Co.
  5.80%                                             03/01/37                       250,000                         239,410
PanAmSat Corp.
  9.00%                                             08/15/14                       554,000                         556,770 (h)
Pemex Finance Ltd.
  9.03%                                             02/15/11                       432,250                         461,846 (h)
Pemex Project Funding Master Trust
  6.13%                                             08/15/08                        22,000                          22,068
  7.88%                                             02/01/09                       122,000                         125,694
Petrobras International Finance Co.
  5.88%                                             03/01/18                       430,000                         430,163
PNC Preferred Funding Trust I
  6.52%                                             12/31/49                       570,000                         512,648 (b,i)
Potomac Edison Co.
  5.35%                                             11/15/14                       178,000                         172,682 (h)
Public Service Company of Colorado
  7.88%                                             10/01/12                       405,000                         451,924 (h)
Puget Sound Energy, Inc.
  3.36%                                             06/01/08                       232,000                         230,139 (h)
  5.48%                                             06/01/35                       250,000                         215,870 (h)
Puget Sound Energy, Inc. (Series A)
  6.97%                                             06/01/67                       495,000                         443,697 (i)
Rabobank Capital Funding II
  5.26%                                             12/31/49                       256,000                         238,510 (b,h,i)
Rabobank Capital Funding Trust
  5.25%                                             12/29/49                       320,000                         286,410 (b,h,i)
Rede Empresas de Energia Eletrica S.A.
  11.13%                                            04/02/49                       400,000                         392,000 (b)
Rock-Tenn Co.
  8.20%                                             08/15/11                       715,000                         740,025
Royal Bank of Scotland Group PLC
  5.00%                                             10/01/14                       290,000                         278,216 (h)
RSHB Capital S.A.
  6.30%                                             05/15/17                       330,000                         312,675 (b)
Sabine Pass LNG LP
  7.25%                                             11/30/13                       425,000                         405,875
  7.50%                                             11/30/16                       650,000                         620,750
Security Benefit Life Insurance
  8.75%                                             05/15/16                       265,000                         305,114 (b)
Sierra Pacific Resources
  8.63%                                             03/15/14                     1,065,000                       1,137,987
Simon Property Group, L.P. (REIT)
  4.60%                                             06/15/10                       257,000                         255,474 (h)
Skandinaviska Enskilda Banken AB
  7.50%                                             03/29/49                       295,000                         303,669 (b,h,i)
Southern Copper Corp.
  7.50%                                             07/27/35                        69,000                          73,077
Sovereign Capital Trust VI
  7.91%                                             06/13/36                       745,000                         720,156 (h)
Sprint Capital Corp.
  7.63%                                             01/30/11                     1,500,000                       1,559,207
Stallion Oilfield Finance Corp.
  9.75%                                             02/01/15                       528,000                         485,760 (b)
Standard Chartered Bank Hong Kong Ltd.
  4.38%                                             12/03/14                       420,000                         415,884 (i)
Stewart Enterprises, Inc.
  6.25%                                             02/15/13                       315,000                         296,100 (h)
Telecom Italia Capital S.A.
  6.20%                                             07/18/11                       840,000                         864,264
Telefonica Emisiones SAU
  5.86%                                             02/04/13                       375,000                         385,847
Time Warner, Inc.
  6.88%                                             05/01/12                        21,000                          22,102 (h)
Titan Petrochemicals Group Ltd.
  8.50%                                             03/18/12                       190,000                         168,150 (b)
TNK-BP Finance S.A.
  6.63%                                             03/20/17                       180,000                         164,250 (b)
Tronox Worldwide LLC
  9.50%                                             12/01/12                       460,000                         443,900 (h)
UBS Preferred Funding Trust I
  8.62%                                             10/29/49                       270,000                         288,533 (i)
Valspar Corp.
  5.63%                                             05/01/12                       255,000                         257,850
Verizon Global Funding Corp.
  7.25%                                             12/01/10                       490,000                         524,676
Verizon Pennsylvania, Inc.
  8.35%                                             12/15/30                       165,000                         197,504 (h)
  8.75%                                             08/15/31                       250,000                         311,651 (h)
VTB Capital S.A.
  5.49%                                             08/01/08                       320,000                         316,800 (b,h,i)
Weatherford International, Inc.
  5.95%                                             06/15/12                       405,000                         417,823 (b)
Wells Fargo & Co.
  5.63%                                             12/11/17                       145,000                         146,006
Wells Fargo Bank NA
  5.95%                                             08/26/36                       150,000                         145,727 (h)
Westar Energy, Inc.
  7.13%                                             08/01/09                       275,000                         282,468 (h)
Westlake Chemical Corp.
  6.63%                                             01/15/16                       630,000                         595,350 (h)
Wisconsin Electric Power
  5.70%                                             12/01/36                        95,000                          90,953 (h)
                                                                                                                53,816,783

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 9.6%
Banc of America Commercial Mortgage Inc.
  4.13%                                             07/10/42                       600,000                         591,062 (h)
  5.32%                                             10/10/11                       373,000                         373,854 (h)
Banc of America Commercial Mortgage Inc. (Class A)
  5.79%                                             05/11/35                       655,495                         669,719 (h)
Banc of America Commercial Mortgage Inc. (Class C)
  5.70%                                             04/10/17                       300,000                         271,697 (h)
Banc of America Funding Corp.
  5.74%                                             03/20/36                       206,543                         213,479 (h,i)
  5.82%                                             02/20/36                       344,877                         340,612 (h,i)
Banc of America Mortgage Securities (Class B)
  5.38%                                             01/25/36                       214,888                         213,038 (h,i)
  5.55%                                             02/25/36                       157,949                         162,178 (h,i)
Bank of America Alternative Loan Trust
  6.50%                                             07/25/35                       244,713                         243,191 (h)
Bear Stearns Asset Backed Securities Trust (Class A)
  5.04%                                             07/25/36                     3,707,449                       3,651,375 (h,i)
Bear Stearns Commercial Mortgage Securities
  5.41%                                             03/11/39                       171,604                         173,328 (h,i)
  5.48%                                             10/12/41                       619,000                         623,538 (h,i)
  5.53%                                             10/12/41                       619,000                         619,302 (h,i)
  6.02%                                             02/14/31                       410,590                         413,422 (h)
Bear Stearns Commercial Mortgage Securities (Class A)
  5.66%                                             06/11/40                     1,400,000                       1,422,159 (h,i)
Bear Stearns Commercial Mortgage Securities (Class D)
  5.99%                                             09/11/42                       100,000                          82,208 (b,i)
Countrywide Alternative Loan Trust
  5.98%                                             05/25/36                        78,545                          52,478 (h,i)
  6.00%                                             03/25/36 - 08/25/36            378,218                          87,219 (h)
Countrywide Alternative Loan Trust (Class B)
  6.00%                                             05/25/36 - 08/25/36            236,884                         126,749 (h)
Countrywide Asset-Backed Certificates
  5.06%                                             11/25/35                       222,220                         219,406 (h,i)
Credit Suisse Mortgage Capital Certificates
  5.47%                                             09/15/39                       549,000                         553,290 (h)
Credit Suisse Mortgage Capital Certificates (Class C)
  5.65%                                             02/25/36                        93,021                          78,828 (h,i)
Crusade Global Trust (Class A)
  5.16%                                             09/18/34                        47,984                          47,897 (h,i)
CS First Boston Mortgage Securities Corp.
  1.39%                                             03/15/35                     6,883,399                         186,530 (b,h,i)
  5.25%                                             08/25/34                       160,007                         158,053 (h)
  5.33%                                             10/25/35                       191,825                         154,261 (h,i)
  5.37%                                             07/15/37                     5,455,803                         117,936 (b,d,h,i)
  6.13%                                             04/15/37                     1,285,560                       1,333,282 (h)
CS First Boston Mortgage Securities Corp. (Class A)
  5.44%                                             09/15/34                       396,910                         401,526 (h)
  6.53%                                             06/15/34                       400,000                         416,726 (h)
DLJ Commercial Mortgage Corp.
  6.24%                                             11/12/31                       222,440                         223,543 (h)
DLJ Commercial Mortgage Corp. (Class A)
  7.18%                                             11/10/33                       539,151                         564,175 (h)
  7.62%                                             06/10/33                       973,221                       1,021,793 (h)
First Union-Lehman Brothers-Bank of America
  6.56%                                             11/18/35                       201,084                         200,935 (h)
GMAC Commercial Mortgage Securities, Inc.
  6.42%                                             05/15/35                       924,153                         926,644 (h)
  6.47%                                             04/15/34                       204,014                         211,578 (h)
GMAC Commercial Mortgage Securities, Inc. (Class X)
  5.29%                                             12/10/41                     7,886,836                         143,073 (d,h,i)
Greenwich Capital Commercial Funding Corp.
  5.12%                                             04/10/37                       448,472                         449,234 (h)
Impac CMB Trust (Class A)
  5.13%                                             10/25/35                       453,867                         441,135 (h,i)
Indymac INDA Mortgage Loan Trust
  5.14%                                             01/25/36                       127,699                         114,833 (h,i)
Indymac INDA Mortgage Loan Trust (Class B)
  5.14%                                             01/25/36                       127,699                         120,471 (h,i)
JP Morgan Chase Commercial Mortgage Securities Corp.
  1.11%                                             01/12/39                     4,748,200                         125,037 (b,h,i)
  6.20%                                             02/12/51                       150,000                         128,824 (b,i)
  6.47%                                             11/15/35                       339,248                         354,323 (h)
LB-UBS Commercial Mortgage Trust
  4.06%                                             09/15/27                       740,820                         731,394 (h,i)
  5.20%                                             01/18/12                     7,611,453                         160,984 (d,h,i)
  5.26%                                             09/15/39                       610,000                         612,285 (h)
  6.23%                                             03/15/26                       138,204                         139,573 (h)
  6.97%                                             01/15/36                     2,256,236                         130,709 (b,d,h)
  7.70%                                             10/15/35                     1,924,074                          77,122 (b,d,h,i)
  8.47%                                             03/15/36                     5,999,537                         156,906 (b,d,h,i)
  8.57%                                             02/15/40                     6,343,496                         127,471 (b,d,h,i)
LB-UBS Commercial Mortgage Trust (Class A)
  6.13%                                             12/15/30                       285,400                         295,766 (h)
LB-UBS Commercial Mortgage Trust (Class B)
  6.65%                                             07/14/16                        65,000                          69,060 (b,h)
LB-UBS Commercial Mortgage Trust (Class F)
  6.24%                                             07/15/40                       260,000                         223,534 (i)
LB-UBS Commercial Mortgage Trust (Class X)
  5.56%                                             09/15/39                    16,854,479                         487,443 (d,h,i)
  8.36%                                             12/15/39                     3,843,193                          63,299 (b,d,h,i)
Master Alternative Loans Trust
  5.00%                                             08/25/18                       236,309                          36,259 (g,h)
  6.50%                                             08/25/34 - 05/25/35            942,558                         932,002 (h)
Master Alternative Loans Trust (Class 3)
  6.50%                                             01/25/35                       254,934                         254,416 (h)
Merrill Lynch Mortgage Trust (Class A)
  5.61%                                             05/12/39                       840,000                         853,379 (h,i)
MLCC Mortgage Investors, Inc.
  5.37%                                             02/25/36                       175,865                         168,671 (h,i)
Morgan Stanley Capital I
  5.28%                                             12/15/43                       254,000                         255,405 (h,i)
  5.33%                                             12/15/43                       254,000                         253,621 (h,i)
  5.39%                                             11/12/41                       694,000                         651,812 (h,i)
  5.44%                                             02/12/44                     1,000,000                         997,701 (b,i)
  5.69%                                             04/15/49                     1,400,000                       1,426,992 (i)
  5.71%                                             07/12/44                       200,000                         203,192 (h)
  7.11%                                             04/15/33                       395,407                         404,552 (h)
Morgan Stanley Capital I (Class A)
  5.36%                                             02/12/44                       343,000                         344,274 (i)
Morgan Stanley Dean Witter Capital I (Class A)
  6.54%                                             02/15/31                       137,151                         141,946 (h)
PNC Mortgage Acceptance Corp. (Class A)
  6.36%                                             03/12/34                       700,000                         725,894
Puma Finance Ltd. (Class A)
  5.02%                                             03/25/34                       218,026                         211,035 (h,i)
  5.44%                                             10/11/34                       107,501                         106,853 (h,i)
Residential Accredit Loans, Inc.
  6.00%                                             01/25/36                       309,924                         257,698 (h)
  6.03%                                             01/25/36                        98,577                         102,724 (h,i)
Residential Funding Mortgage Security I
  5.75%                                             01/25/36                       212,634                         176,481 (h)
Structured Asset Securities Corp. (Class X)
  15.58%                                            02/25/28                        41,832                           1,046 (d,i)
Wachovia Bank Commercial Mortgage Trust
  5.42%                                             04/15/47                     1,800,000                       1,800,144 (h)
Wachovia Bank Commercial Mortgage Trust (Class E)
  5.90%                                             02/15/51                       820,000                         709,429 (i)
Wells Fargo Mortgage Backed Securities Trust
  5.39%                                             08/25/35                       484,911                         471,475 (h,i)
  5.50%                                             01/25/36                       188,991                         155,234 (h)
Wells Fargo Mortgage Backed Securities Trust (Class B)
  5.50%                                             03/25/36                       430,792                         361,340 (h)
                                                                                                                34,303,062

SOVEREIGN BONDS - 0.4%
Government of Bahamas
  6.63%                                             05/15/33                       253,000                         289,304 (b,h)
Government of Canada
  7.50%                                             09/15/29                       380,000                         492,153
Government of Manitoba Canada
  4.90%                                             12/06/16                       260,000                         266,555 (h)
Government of Panama
  6.70%                                             01/26/36                       260,000                         274,300
                                                                                                                 1,322,312

TOTAL BONDS AND NOTES                                                                                          353,716,834
 (COST $355,589,210)

--------------------------------------------------------------------------------------------------------------------------------
SECURITIES PURCHASED WITH COLLATERAL FROM SECURITIES ON LOAN - 11.5%
--------------------------------------------------------------------------------------------------------------------------------

ASSET BACKED - 7.4%
AESOP Funding II LLC (Class A)
  5.07%                                             04/20/10                     2,000,000                       1,976,711 (b,i)
Chase Credit Card Master Trust (Class A)
  5.14%                                             07/15/10                       491,000                         491,149 (i)
Chase Issuance Trust (Class A)
  5.05%                                             11/15/11                     4,000,000                       3,985,427 (i)
CNH Wholesale Master Note Trust (Class A)
  5.14%                                             06/15/11                     2,000,000                       1,995,933 (i)
Countrywide Asset-Backed Certificates
  4.98%                                             06/25/35                     1,480,451                       1,456,190 (i)
  5.30%                                             05/25/33                         1,974                           1,951 (i)
Countrywide Asset-Backed Certificates (Class 2)
  5.47%                                             06/25/33                           555                             544 (i)
Countrywide Asset-Backed Certificates (Class A)
  5.67%                                             03/25/33                        57,603                          56,996 (i)
Discover Card Master Trust I
  5.04%                                             04/15/10                     4,500,000                       4,473,169 (i)
Discover Card Master Trust I (Class A)
  5.05%                                             05/15/11                       828,000                         824,077 (i)
First Franklin Mortgage Loan Asset Backed Certificates (Class M)
  5.32%                                             03/25/35                     2,000,000                       1,798,782 (i)
Fleet Home Equity Loan Trust (Class A)
  5.20%                                             01/20/33                        60,396                          57,269 (h,i)
GMAC Mortgage Corp. Loan Trust
  4.96%                                             08/25/35                     1,000,000                         997,657 (i)
GSAMP Trust
  4.98%                                             05/25/36                       805,335                         660,375 (b,i)
  5.02%                                             12/25/35                       276,000                         273,855 (i)
Long Beach Mortgage Loan Trust
  5.15%                                             09/25/35                       793,306                         785,717 (i)
Nissan Auto Lease Trust
  5.10%                                             02/15/13                     6,170,000                       6,078,413 (i)
Option One Mortgage Loan Trust (Class A)
  5.71%                                             02/25/33                       789,287                         741,516 (i)
Residential Asset Mortgage Products, Inc. (Class A)
  5.43%                                             06/25/32                         8,374                           8,259 (i)
Structured Asset Securities Corp.
  5.07%                                             02/25/35                        19,871                          19,868 (i)
                                                                                                                26,683,858

CORPORATE NOTES - 1.2%
Countrywide Financial Corp.
  5.20%                                             09/02/08                     2,200,000                       1,883,446 (i)
Prudential Financial, Inc.
  5.26%                                             06/13/08                     2,276,000                       2,277,757 (i)
                                                                                                                 4,161,203

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 2.9%
Banc of America Large Loan
  5.24%                                             03/15/22                     3,414,000                       3,325,247 (b,i)
Countrywide Asset-Backed Certificates
  5.06%                                             11/25/35                       222,220                         219,406 (h,i)
Crusade Global Trust (Class A)
  5.16%                                             09/18/34                       137,380                         137,129 (h,i)
Granite Master Issuer PLC
  5.03%                                             12/20/54                       253,343                         253,093 (i)
Granite Mortgages PLC (Class 1)
  5.36%                                             01/20/43                        45,600                          45,590 (i)
Interstar Millennium Trust (Class A)
  5.26%                                             03/14/36                        86,643                          86,742 (i)
JP Morgan Alternative Loan Trust
  4.93%                                             08/25/36                       276,941                         276,441 (i)
Lehman Brothers Floating Rate Commercial Mortgage Trust
  5.20%                                             10/15/17                       517,994                         517,208 (b,i)
MortgageIT Trust (Class 1)
  5.13%                                             05/25/35                     1,961,990                       1,880,632 (i)
National RMBS Trust
  5.04%                                             03/20/34                       150,207                         148,072 (i)
Nomura Asset Acceptance Corp.
  5.00%                                             03/25/37                     3,097,229                       3,089,393 (i)
Residential Accredit Loans, Inc.
  5.17%                                             03/25/34                        79,162                          78,767 (i)
Thornburg Mortgage Securities Trust (Class A)
  5.21%                                             04/25/43                        51,661                          51,645 (i)
Washington Mutual Inc.
  5.21%                                             01/25/45                       435,599                         413,338 (i)
                                                                                                                10,522,703

TOTAL SECURITIES PURCHASED WITH COLLATERAL FROM SECURITIES ON LOAN                                              41,367,764
 (COST $42,498,796)

TOTAL INVESTMENTS IN SECURITIES                                                                                395,084,598
 (COST $398,088,006)

                                                                          NUMBER OF SHARES                VALUE
-----------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 33.6%
-----------------------------------------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS - 17.3%
GEI Short Term Investment Fund
  4.96%                                                                         62,152,107                  $   62,152,107 (d,l)

SHORT-TERM SECURITIES PURCHASED WITH COLLATERAL FROM SECURITIES ON LOAN - 16.3%
GEI Short Term Investment Fund
  4.96%                                                                         58,552,178                      58,552,178 (d,l)

TOTAL SHORT-TERM INVESTMENTS
  (COST $120,704,285)                                                                                          120,704,285

TOTAL INVESTMENTS
  (COST $518,792,291)                                                                                          515,788,883

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (43.6)%                                                          (156,715,010)
                                                                                                            --------------
 SETS - 100.0%                                                                                              $  359,073,873
                                                                                                            ==============

-----------------------------------------------------------------------------------------------------------------------------
OTHER INFORMATION
-----------------------------------------------------------------------------------------------------------------------------

The GE Institutional Income Fund had the following long futures contracts open at December 31, 2007 (unaudited):

                                                                     NUMBER OF               CURRENT            UNREALIZED
DESCRIPTION                                      EXPIRATION DATE     CONTRACTS        NOTIONAL VALUE          DEPRECIATION
------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes 2Yr. Futures                   March 2008           60             $ 12,615,000         $        3,444
U.S. Treasury Notes 10Yr. Futures                  March 2008          117               13,266,703                 32,350
                                                                                                            --------------
                                                                                                            $       35,794
                                                                                                            ==============


NOTES TO SCHEDULES OF INVESTMENTS - December 31,2007
(unaudited)


(a)   Non-income producing security.

(b) Pursuant to Rule 144A of the Securities Act of 1933, these Securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31,2007, these securities amounted to $ 6,006,408, $ 26,019,315 and $ 149,920 or 1.03%, 7.25% and 0.02% of net
      assets for the GE Institutional Strategic Investment Fund, GE Institutional Income Fund and GE Institutional U.S Equity respectively. These securities have been determined to be liquid using procedures established by the Board of Trustees.

(c) Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

(d)   Coupon amount represents effective yield.

(e) State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund's custodian and accounting agent.

(f) Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the "principal only" holder.

(g) Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the "interest only" holding.

(h) At December 31,2007, all or a portion of this security was pledged to cover collateral requirements for futures, options, forward foreign currency contracts and/or TBA's.

(i) Variable or floating rate security. The stated rate represents the rate at December 31,2007.

(j)   All or a portion of security out on loan.

(k)   Step coupon bond. Security becomes interest bearing at a future date.

(l) GEAM, the investment adviser of the Fund, also serves as investment adviser of the Trust.

(m) General Electric Co. is the parent company of GE Asset Management Incorporated, the Fund's investment advisor.

(n) Sponsored by SSgA Funds Management, Inc., an affiliate of State Street Bank & Trust Co., the Fund's custodian and accounting agent.

(o)   Managed by SSgA Funds Management, Inc., the Fund's sub-adviser.



*     Less than 0.1%

         Abbreviations:

ADR      American Depository Receipt
GDR      Global Depository Receipt
NVDR     Non-Voting Depository Receipt
REGD.    Registered
REIT     Real Estate Investment Trust
REMIC    Real Estate Mortgage Investment Conduit
SPDR     Standard and Poor's Depository Receipt
STRIPS   Separate Trading of Registered Interest and Principal of Security

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant's disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.


     (b) There were no significant changes in the registrant's internal controls orin other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 3. EXHIBITS.

     Separate certifications by the registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached: EX-99 CERT



                                   SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

GE Institutional Funds

By:   /S/MICHAEL J. COSGROVE
      Michael J. Cosgrove
      Chairman, GE Institutional Funds

Date:  February 04, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and theInvestment Company Act of 1940, this Report has been signed below by thefollowing persons on behalf of the Registrant and in the capacities and on the dates indicated.


By:   /S/MICHAEL J. COSGROVE
      Michael J. Cosgrove
      Chairman, GE Institutional Funds

Date:  February 27, 2007


By:   /S/SCOTT RHODES
      Scott Rhodes
      Treasurer, GE Institutional Funds

Date:  February 04, 2008